Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212

September 16, 2019

Dear Shareholder,

Please take a moment to read this letter and the enclosed Proxy Statement/Prospectus about an important matter pertaining to your investment. We need your help with the upcoming special joint meeting of shareholders of the Advisory Research MLP & Energy Income Fund (the “Target Energy Income Fund”) and the Advisory Research MLP & Energy Infrastructure Fund (the “Target Energy Infrastructure Fund” and with the Target Energy Income Fund, together the “Target Funds”) to vote on an important proposal affecting the Funds. As you may know, Advisory Research, Inc. (“ARI”), the investment manager of the Target Funds, recently agreed to sell its midstream energy asset management business to Tortoise Capital Advisors, L.L.C. (“Tortoise”) (the “Transaction”). As part of the Transaction, the ARI midstream energy infrastructure team, which includes the portfolio managers of the Target Funds, will become employees of Tortoise.  In order to maintain continuity of management of the Target Funds, the Board of Trustees (the “Target Board”) of Investment Managers Series Trust (the “Target Trust”) terminated the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved a new investment advisory agreement with Tortoise (the “New Advisory Agreement”), effective on the closing of the Transaction.  Upon the closing of the Transaction, the name of the Target Energy Income Fund will be changed to the Tortoise MLP & Energy Income Fund and the name of the Target Energy Infrastructure Fund will be changed to the Tortoise MLP & Energy Infrastructure Fund.

Tortoise currently manages other mutual funds that are investment portfolios of Managed Portfolio Series (the “Acquiring Trust”) and desires to bring the Target Funds within the structure of the Acquiring Trust. In particular, Tortoise proposes to create corresponding series of the Acquiring Trust with the same portfolio management team, investment objective, and substantially similar investment strategies, risks and investment restrictions as the corresponding Target Fund, and to reorganize each Target Fund into the corresponding series.  Such reorganization will permit Target Fund shareholders to continue their investment in an identical fund managed by the same portfolio team.  As a result, you are invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of the Target Energy Income Fund and Target Energy Infrastructure Fund, which will be held at 11 a.m., Pacific Time, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740,  on November 6, 2019, to vote on (1) a proposal to reorganize the Target Energy Income Fund into the Tortoise MLP & Energy Income Fund (the “Acquiring Energy Income Fund”) and the Target Energy Infrastructure Fund into the Tortoise MLP & Energy Infrastructure Fund (the “Acquiring Energy Infrastructure Fund” and with the Acquiring Energy Income Fund, together the “Acquiring Funds”), and (2) a proposal to approve the New Advisory Agreement between the Target Trust, on behalf of the Target Funds, and Tortoise.

If the Agreement and Plan of Reorganization (the “Plan”) between the Target Trust, on behalf of each Target Fund, and the Acquiring Trust, on behalf of each Acquiring Fund, is approved by shareholders of a Target Fund, the corresponding Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Target Fund; each shareholder of the Target Fund will receive a number of full and fractional shares of each designated class of the Acquiring Fund equal in aggregate net asset value to such shareholder’s shares of the designated class of the Target Fund held at the time of the exchange; and the Target Fund will be dissolved (such transactions with respect to a Target Fund and the corresponding Acquiring Fund, a “Reorganization”).   In the Reorganizations, shareholders of the Class A, Class C and Class I Shares of the Target Energy Income Fund will receive A Class, C Class and Institutional Class shares, respectively, of the Acquiring Energy Income Fund; and shareholders of the Class I shares of the Target Energy Infrastructure Fund will receive Institutional Class shares of the Acquiring Energy Infrastructure Fund.

The Reorganization is not expected to result in the recognition of gain or loss by either Target Fund or its shareholders for U.S. federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization.  If the shareholders of one of the Target Funds approve the Reorganization but the shareholders of the other Target Fund do not approve the Reorganization, then the Reorganization will be implemented with regard to the Target Fund that received shareholder approval of the Reorganization. The Target Board will consider additional actions with respect to the Target Fund that did not receive shareholder approval.

As noted above, in order to avoid an interruption of investment management services with respect to the Target Funds, the Target Board terminated the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved the New Advisory Agreement with Tortoise, effective on the closing of the Transaction.   Pursuant to a rule under the Investment Company Act of 1940, as amended, the New Advisory Agreement can only remain in effect for a period of up to 150 days, unless approved by Target Fund shareholders.  As a result, in order to avoid any future disruption of the investment advisory services provided by Tortoise to the Target Funds, you are also being asked to approve the New Advisory Agreement.

After careful consideration, for the reasons discussed in the attached Proxy Statement/Prospectus, and based on the recommendations of ARI and Tortoise, the Target Board has approved 1) the New Advisory Agreement between the Target Trust and Tortoise with respect to the Target Funds, and 2) the Reorganization of each Target Fund into the corresponding Acquiring Fund. The Target Board recommends that you vote "FOR" the Reorganization and New Advisory Agreement of your respective Target Fund.

The attached Proxy Statement/Prospectus has been prepared to give you information about the proposals.  If you have any questions regarding the Reorganization or the New Advisory Agreement, please do not hesitate to call the Target Funds at (toll-free): 1-888-665-1414. If you were a shareholder of record of a Target Fund as of the close of business on September 3, 2019, the record date for the Meeting, you are entitled to vote on the proposals at the Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Your vote is important no matter how many shares you own. To avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible.

You can vote in one of four ways:
• By Internet through the website listed in the proxy voting instructions
• By telephone using the toll-free number listed in the proxy voting instructions
• By mail with the enclosed proxy card(s)
• In person at the Meeting on November 6, 2019

Thank you for taking the time to consider these important proposals.

Sincerely,

/s/ Maureen Quill

Maureen Quill
President

Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212

Notice of Special Joint Meeting of Shareholders of
Advisory Research MLP & Energy Income Fund
Advisory Research MLP & Energy Infrastructure Fund

A special joint meeting of shareholders of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund, each of which are series of Investment Managers Series Trust (the “Target Trust”), has been scheduled for November 6, 2019 at 11 a.m., Pacific Time, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740, so that shareholders of each fund can vote on the following proposals for their fund, along with any other matters that may properly come before the special joint meeting or any adjournment or postponement thereof:

Proposals for the Advisory Research MLP & Energy Income Fund:
(1)
To approve an Agreement and Plan of Reorganization by and among the Target Trust, Managed Portfolio Series, Advisory Research, Inc. and Tortoise Capital Advisors, L.L.C., providing for: (i)  the transfer of all of the assets of the Advisory Research MLP & Energy Income Fund to the Tortoise MLP & Energy Income Fund in exchange for (a) shares of the Tortoise MLP & Energy Income Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Advisory Research MLP & Energy Income Fund, and (b) the Tortoise MLP & Energy Income Fund’s assumption of all of the liabilities of the Advisory Research MLP & Energy Income Fund, followed by (ii) the liquidating distribution by the Advisory Research MLP & Energy Income Fund to its shareholders of the shares of the Tortoise MLP & Energy Income Fund received in the exchange in proportion, on a class-by-class basis, to the shareholders’ respective holdings of shares of the Advisory Research MLP & Energy Income Fund.

(2)	To approve an investment advisory agreement between the Target Trust, on behalf of the Advisory Research MLP & Energy Income Fund, and Tortoise Capital Advisors, L.L.C.

Proposals for Advisory Research MLP & Energy Infrastructure Fund:
(1)
To approve an Agreement and Plan of Reorganization by and among the Target Trust, Managed Portfolio Series, Advisory Research, Inc. and Tortoise Capital Advisors, L.L.C., providing for: (i)  the transfer of all of the assets of the Advisory Research MLP & Energy Infrastructure Fund to the Tortoise MLP & Energy Infrastructure Fund in exchange for (a) Institutional Class shares of the Tortoise MLP & Energy Infrastructure Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Advisory Research MLP & Energy Infrastructure Fund, and (b) the Tortoise MLP & Energy Infrastructure Fund’s assumption of all of the liabilities of the Advisory Research MLP & Energy Infrastructure Fund, followed by (ii) the liquidating distribution by the Advisory Research MLP & Energy Infrastructure Fund to its shareholders of the shares of the Tortoise MLP & Energy Infrastructure Fund received in the exchange in proportion to the shareholders’ respective holdings of shares of the Advisory Research MLP & Energy Infrastructure Fund.

(2)	To approve an investment advisory agreement between the Target Trust, on behalf of the Advisory Research MLP & Energy Infrastructure Fund, and Tortoise Capital Advisors, L.L.C.

Fund shareholders of record as of the close of business on September 3, 2019 are entitled to notice of, and to vote at, the special joint meeting or any adjournment thereof.  The shareholders of each fund will vote separately on the proposals for their fund.  If the shareholders of one of the funds approve the reorganization but the shareholders of the other fund do not approve the reorganization, then the reorganization will be implemented with regard to the fund that received shareholder approval of the reorganization. The Target Trust’s Board of Trustees will consider additional actions with respect to the fund that did not receive shareholder approval.

The Target Trust’s Board of Trustees has approved the Agreement and Plan of Reorganization and investment advisory agreement on behalf of each fund and recommends that shareholders of each fund cast their vote “FOR” the proposals as described in the accompanying Proxy Statement/Prospectus.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.  If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.  Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the joint shareholder meeting and voting in person.

By order of the Board of Trustees,

/s/ Maureen Quill

Maureen Quill
President
September 16, 2019

Advisory Research MLP & Energy Income Fund
Advisory Research MLP & Energy Infrastructure Fund
each a series of

Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2295
Tortoise MLP & Energy Income Fund Tortoise MLP & Energy Infrastructure Fund each a series of Managed Portfolio Series 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 287-3700

Proxy Statement/Prospectus
September 16, 2019

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special joint meeting of shareholders (the “Meeting”) of the Advisory Research MLP & Energy Income Fund (the “Target Energy Income Fund”) and the Advisory Research MLP & Energy Infrastructure Fund (the “Target Energy Infrastructure Fund”) (each, a “Target Fund,” and together, the “Target Funds”), each of which is a series of Investment Managers Series Trust (the “Target Trust”).  The Meeting is scheduled for November 6, 2019 at 11 a.m., Pacific Time, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740.  At the Meeting, you and other shareholders of the Target Funds will be asked to consider and vote upon the following proposals:

Proposals	Funds Voting on Proposal Separately

1. To approve an Agreement and Plan of Reorganization by and among the Target Trust, Managed Portfolio Series, Advisory Research, Inc. and Tortoise Capital Advisors, L.L.C., providing for: (i)  the transfer of all of the assets of the Target Fund to a corresponding acquiring fund in exchange for (a) shares of the acquiring fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Target Fund, and (b) the acquiring fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the acquiring fund received in the exchange  in proportion, on a class-by-class basis, to the shareholders’ respective holdings of shares of the Target Fund (all of the foregoing being referred to as the “Reorganization”); and
Target Energy Income Fund Target Energy Infrastructure Fund

2. To approve an investment advisory agreement (the “New Advisory Agreement”) between Tortoise Capital Advisors, L.L.C. (“Tortoise”) and the Target Trust, on behalf of each Target Fund.	Target Energy Income Fund Target Energy Infrastructure Fund

If shareholders of a Target Fund vote to approve the Plan, shareholders of the Target Fund will receive corresponding Acquiring Fund shares in the Reorganization (in the corresponding share class as their current investment) having a total dollar value equal to the value of their investment in the Target Fund immediately prior to the Reorganization, as determined pursuant to the Plan.  The Target Fund will then be liquidated and dissolved.  The table below shows the Target Funds (and share classes) and corresponding Acquiring Funds (and share classes):

Target Funds (series of the Target Trust)	Acquiring Funds (series of the Acquiring Trust)
Advisory Research MLP & Energy Income Fund Class C Class A Class I	Tortoise MLP & Energy Income Fund (the “Acquiring Energy Income Fund”) C Class A Class Institutional Class

Advisory Research MLP & Energy Infrastructure Fund Class I	Tortoise MLP & Energy Infrastructure Fund (the “Acquiring Energy Infrastructure Fund”) Institutional Class

Each Reorganization is generally anticipated to be a tax-deferred transaction for the applicable Target fund and its shareholders.  The Target Trust’s Board of Trustees has approved the Plan and the New Advisory Agreement and has determined that approval of the Reorganization and the New Advisory Agreement are in the best interests of each Target Fund, and that the interests of the existing shareholders of either Target Fund will not be diluted as a result of the Reorganization.  Accordingly, the Target Trust’s Board of Trustees recommends that shareholders of each Target Fund vote “FOR” the proposals.

The Target Trust’s Board of Trustees has fixed the close of business on September 3, 2019 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof.  Shareholders will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share held).  The shareholders of each Target Fund will vote separately on the proposals for their fund.  If the shareholders of one of the Target Funds approve the Reorganization but the shareholders of the other Target Fund do not approve the Reorganization, then the Reorganization will be implemented with regard to the Target Fund that received shareholder approval of the Reorganization. The Target Trust’s Board of Trustees will consider additional actions with respect to the Target Fund that did not receive shareholder approval.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganization, the Acquiring Funds and the New Advisory Agreement that you should consider before voting on the Proposals or investing in an Acquiring Fund.  You should retain this information for future reference.  The Target Trust and Acquiring Trust are separate registered open-end management investment companies.  This Proxy Statement/Prospectus, the enclosed Notice of Special Joint Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible shareholders on or about September 23, 2019.

Additional information is available in the following materials:

•	Prospectus dated April 1, 2019 for the Target Funds (“Target Funds Prospectus”) (File no. 811-21719);

•	Statement of Additional Information dated April 1, 2019 for the Target Funds (“Target Funds SAI”) (File no. 811-21719);

•	Prospectus dated September 13, 2019 for the Acquiring Funds (“Acquiring Funds Prospectus”) (File No. 811-22525);

•	Statement of Additional Information dated September 13, 2019 for the Acquiring Funds relating to the Reorganization (“Acquiring Funds SAI”);

•
The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended November 30, 2018 (“Target Funds Annual Report”).  The financial highlights for the Target Funds contained in the Target Funds Annual Report are included in this Proxy Statement/Prospectus as Exhibit C; and

•
The Target Funds’ unaudited financial statements included in the Target Funds Semi-Annual Report to Shareholders for the fiscal period ended May 31, 2019 (the “Target Funds Semi-Annual Report”).  The financial highlights for the Target Funds contained in the Target Funds Semi-Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

The Acquiring Funds are newly organized and currently have no assets or liabilities. The Acquiring Funds were created specifically in connection with the Plan for the purpose of acquiring the assets and liabilities of the Target Funds in exchange for shares of the Acquiring Funds and will not commence operations until the date of the Reorganization. The Acquiring Funds do not have any annual or semi-annual reports to date

The Target Funds Prospectus and Acquiring Funds Prospectus are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.  A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus.  The Target Funds Prospectus, Target Funds SAI, Target Funds Annual Report and Target Funds Semi-Annual Report are available on the Target Funds’ website at http://www.advisoryresearch.com/2col.aspx?id=4728.  The Acquiring Funds Prospectus and Acquiring Funds SAI are available on the Acquiring Funds’ website at https://oef.tortoiseadvisors.com/resource-center/fund-documents/.

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”).  Copies of these documents are also available at no cost by calling 888-665-1414, by sending an e-mail request to requestinfo@advisoryresearch.com or by writing to the Target Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201.

You may also obtain these documents from the SEC’s website at www.sec.gov.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

Table of Contents - Prospectus

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Plan, and/or in the Prospectuses and SAIs of the Funds.  Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Funds Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Funds Prospectus, the Acquiring Funds SAI, and the Target Funds SAI carefully for more complete information.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in one or more of the Target Funds as of the Record Date and, therefore, have the right to vote on the very important proposals described herein concerning the Target Funds.  This Proxy Statement/Prospectus contains information that shareholders should know before voting on the proposals.  This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Funds.

On What am I being asked to Vote?

You are being asked to approve a Plan under which each Target Fund would be reorganized into a corresponding Acquiring Fund within the Acquiring Trust.  The Plan, with respect to each Target Fund, provides for: (a) the transfer of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities; (b) the distribution of shares of the corresponding classes of the Acquiring Fund to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each set of transactions with respect to a Target Fund the corresponding Acquiring Fund, a “Reorganization” and together with the Reorganization with respect to the other Target Fund and Acquiring Fund, the “Reorganizations”).

Each Acquiring Fund has the same portfolio management team, investment objective, and substantially similar investment strategies, risks and investment policies as the corresponding Target Fund.  The Acquiring Funds have been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently have no assets.

   As a result of the Reorganization (if approved by shareholders), a Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will receive shares in the corresponding Acquiring Fund corresponding class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the Reorganization.

You are also being asked to approve the New Advisory Agreement between Tortoise and the Target Trust, on behalf of each Target Fund.

Approval of the shareholders of each Target Fund is needed to proceed with the proposals with respect to that Target Fund. The Meeting will be held on November 6, 2019 to consider the proposals. If the shareholders of one of the Target Funds approve the Reorganization but shareholders of the other Target Fund do not approve the Reorganization, then the Reorganization will be implemented with regard to the Target Fund that received shareholder approval of the Reorganization. The Board of Trustees of the Target Trust (the “Target Board”) will consider what further actions to take with respect to the Target Fund that did not receive shareholder approval.

Table of Contents - Prospectus

What are the reasons for the proposed Reorganization?

As more fully described in this Proxy Statement/Prospectus, Advisory Research Inc. (“ARI”), the investment manager of the Target Funds, has agreed to sell its midstream energy asset management business to Tortoise (the “Transaction”).  As part of the Transaction, the ARI midstream energy infrastructure team, which includes the portfolio managers of the Target Funds, will become employees of Tortoise.  The closing of the Transaction is expected to occur in the second half of 2019. Upon the closing of the Transaction, the name of the Target Energy Income Fund will be changed to the Tortoise MLP & Energy Income Fund and the name of the Target Energy Infrastructure Fund will be changed to the Tortoise MLP & Energy Infrastructure Fund.  In order to maintain continuity of management of the Target Funds, the Target Board has terminated the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved a new investment advisory agreement with Tortoise (the “New Advisory Agreement”), effective on the closing of the Transaction.  Tortoise currently manages other mutual funds that are investment portfolios of the Acquiring Trust and desires to bring the Target Funds within the structure of the Acquiring Trust.  In order to make the transition to the new investment manager as seamless as possible, shell investment portfolios of the Acquiring Trust were established with the same investment objectives, and substantially similar strategies, risks and policies.  By reorganizing each Target Fund into the corresponding Acquiring Funds, Target Fund shareholders will be able to continue their investment in an identical fund managed by the same portfolio team.

Will the Acquiring Funds have different portfolio managers than the Target Funds?

No.  The same portfolio management team that currently serves the Target Funds (James J. Cunnane, Jr. and Quinn T. Kiley) will continue as the portfolio management team for the Acquiring Funds, supported by the same analysts and traders.  The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management teams.

Has the Target Board approved each Reorganization?

Yes. As discussed in more detail in the Proxy Statement/Prospectus, the Target Board carefully reviewed the proposal and upon the recommendation of ARI and Tortoise unanimously approved the Plan and each Reorganization. The Board recommends that shareholders of the Target Funds vote “For” the Plan and Reorganization.

What effect will the Reorganization have on me as a shareholder?

As a result of the Reorganization, you will become a shareholder of the Acquiring Fund which corresponds to the Target Fund you now own.  Immediately after the Reorganization, you will own shares of the Acquiring Fund having a total dollar value equal to the dollar value of the shares of the corresponding Target Fund that you owned immediately prior to the Reorganization.  The Acquiring Funds each have share classes identical in structure, but different in name, to the classes currently existing in the Target Funds, so you will own shares of the same class of the Acquiring Fund as you owned of the Target Fund.  Tortoise will serve as the investment adviser to each Acquiring Fund, and will continue to manage the assets according to the same investment objective and investment philosophy currently in effect for each Target Fund.

How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

Each Acquiring Fund has the same investment objectives, and substantially similar principal investment strategies and principal risks as its corresponding Target Fund. Each Target Fund and Acquiring Fund has an investment objective that may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders. Each Target Fund’s principal risks will be the substantially similar as the principal risks of the Acquiring Funds.  Each Target Fund and Acquiring Fund has the following principal risks: capital markets risk; counterparty risk; credit risk; cybersecurity risk; derivatives risk; energy and natural resource company risk; equity risk; ETF risk; ETN risk; fixed income securities risk; foreign investment risk; general MLP risk; hedging risk; high yield (“junk”) bond risk; interest rate risk; IPO risk; leveraging risk; liquidity risk; management and strategy risk; market risk; MLP units risk; non-diversification risk; options risk; preferred stock risk; small-cap and mid-cap company risk; and tax risk.

Table of Contents - Prospectus

For more information, see “Comparison of Principal Risks of Investing in the Funds” below.

Why am I being asked to approve an investment advisory agreement with Tortoise?

As noted above, Tortoise has agreed to acquire the midstream energy asset management business of ARI, the current investment adviser to the Target Funds. As part of the Transaction, the midstream energy infrastructure team at ARI, which includes the portfolio managers of the Target Funds, will become employees of Tortoise.  The closing of the Transaction is expected to occur in the second half of 2019.  In order to avoid an interruption of investment management services, the Target Board approved the termination of the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved a new investment advisory agreement with Tortoise (the “New Advisory Agreement”), effective on the closing of the Transaction.  Pursuant to Rule 15a-4 under the Investment Company Act of 1940 (the “1940 Act”), as amended, the New Advisory Agreement can only remain in effect for a period of up to 150 days unless approved by Target Fund shareholders.  In order to continue the current advisory arrangement for the Target Funds and avoid any disruption of the investment advisory services provided by the Target Funds’ current portfolio management team pending the closing of the Reorganization, the Target Board has approved, and recommends that you approve, the New Advisory Agreement.

To the extent applicable, ARI, Tortoise and the Acquiring Trust will use all commercially reasonable efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act.  In particular, ARI, Tortoise and the Acquiring Trust will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 percent of the members of the Acquiring Trust’s Board are not interested persons (as defined in Section 2(a)(19) of the 1940 Act) of either ARI or Tortoise; and for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Funds or their shareholders.

How does the New Advisory Agreement differ from the current advisory agreement?

The terms of the New Advisory Agreement, including fees payable, are the same as those of the current advisory agreement with ARI except that the New Advisory Agreement will terminate with respect to each Target Fund 150 days after its effective date unless it is approved by a majority of the shareholders of the Target Fund (provided, however, that the term of the New Advisory Agreement may be extended without shareholder approval if permitted by regulatory or other action by the SEC or its staff), and compensation earned under the New Advisory Agreement with respect to each Target Fund will be escrowed until shareholders approve the New Advisory Agreement with respect to their Target Fund.

How do the Funds’ expenses compare?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Funds with estimated (pro forma) expense ratios of the Acquiring Funds.  The expense ratio of each Acquiring Fund is expected to be lower than the expense ratio of the corresponding Target Fund.   In addition, Tortoise has contractually agreed to limit each Acquiring Fund’s total net operating expense ratio (excluding certain types of expenses described below) to the same extent ARI currently limits the corresponding Target Fund’s total net operating expense ratio for a period of at least two years from the closing date of each Reorganization.  The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Table of Contents - Prospectus

Target Energy Income Fund Class A/Acquiring Energy Income Fund A Class
Shareholder Fees (fees paid directly from your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%(1)	1.00%(2)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses	0.16%	0.09%
Total Annual Fund Operating Expenses(3)	1.41%	1.34%

(1)
For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 18 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption

(3)
The  “Total Annual Fund Operating Expenses” for the Target Energy Income Fund reflect expenses for the fiscal period ended May 31, 2019 and, for the Acquiring Energy Income Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal period.

Table of Contents - Prospectus

Target Energy Income Fund Class C/Acquiring Energy Income Fund C Class

Shareholder Fees (fees paid directly from your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%(1)	1.00%(2)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses	0.16%	0.09%
Total Annual Fund Operating Expenses (3)	2.16%	2.09%

(1)	Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

(3)
The “Total Annual Fund Operating Expenses” for the Target Energy Income Fund reflect expenses for the fiscal period ended May 31, 2019 and, for the Acquiring Energy Income Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal period.

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Target Energy Income Fund Class I/Acquiring Energy Income Fund Institutional Class

Shareholder Fees (fees paid directly from your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Energy Income Fund	Acquiring Energy Income Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.16%	0.09%
Total Annual Fund Operating Expenses(1)	1.16%	1.09%

(1)
The “Total Annual Fund Operating Expenses” for the Target Energy Income Fund reflect expenses for the fiscal period ended May 31, 2019 and, for the Acquiring Energy Income Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal period.

Target Energy Infrastructure Fund Class I/Acquiring Energy Infrastructure Fund Institutional Class

Shareholder Fees (fees paid directly from your investment)	Target Energy Infrastructure Fund	Acquiring Energy Infrastructure Fund (PRO FORMA)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Energy Infrastructure Fund	Acquiring Energy Infrastructure Fund (PRO FORMA)
Management Fees	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.17%	0.16%
Total Annual Fund Operating Expenses	0.92%	0.91%

(1)
The “Total Annual Fund Operating Expenses” for the Target Energy Infrastructure Fund reflect expenses for the fiscal period ended May 31, 2019 and, for the Acquiring Energy Infrastructure Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal period.

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Expense Example

The expense examples below are intended to help you compare the costs of investing in a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds.  The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Energy Income Fund	One Year	Three Years	Five Years	Ten Years
Class A	$686	$972	$1,279	$2,148
Class C (assuming sale of all shares at the end of period)	$319	$676	$1,159	$2,493
Class C (assuming no sale of shares)	$219	$676	$1,159	$2,493
Class I Shares	$118	$368	$638	$1,409

Acquiring Energy Income Fund	One Year	Three Years	Five Years	Ten Years
A Class	$679	$951	$1,244	$2,074
C Class (assuming sale of all shares at the end of period)	$312	$655	$1,124	$2,421
C Class (assuming no sale of shares)	$212	$655	$1,124	$2,421
Institutional Class	$111	$347	$601	$1,329

Target Energy Infrastructure Fund	One Year	Three Years	Five Years	Ten Years
Class I	$94	$293	$509	$1,131

Acquiring Energy Infrastructure Fund	One Year	Three Years	Five Years	Ten Years
Institutional Class	$93	$290	$504	$1,120

How do the performance records of the Funds compare?

If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Fund.  The Acquiring Funds do not have performance history because they have not yet commenced operations.  Historical performance information for the Target Funds is presented in the Acquiring Funds Prospectus dated September 13, 2019, which is included with this Proxy Statement/Prospectus.

How do the investment advisory and distribution arrangements for the Funds compare?

Investment Advisory.  Tortoise serves as the investment adviser for the Acquiring Funds. ARI serves as investment adviser for the Target Funds. Upon the closing of the Transaction, the portfolio managers of the Target Funds, will become employees of Tortoise, the current advisory agreement with ARI will terminate and Tortoise will become the investment advisor to the Target Fund pursuant to the New Advisory Agreement. Upon the closing of the Reorganization, the Acquiring Funds will be managed by Tortoise and the same portfolio managers as the Target Funds – James J. Cunnane and Quinn T. Kiley, with access to the Tortoise investment team’s analysts and traders.  Tortoise is located at 11550 Ash Street, Suite 300, Leawood, Kansas 66211.  Tortoise is organized as a Delaware limited liability company. Tortoise is indirectly controlled by Lovell Minnick Partners LLC (“Lovell Minnick”).  Tortoise is an indirect wholly owned subsidiary of Tortoise Investments, LLC, a company that owns essential asset and income-oriented investment advisers. A vehicle formed by Lovell Minnick and owned by certain private funds sponsored by Lovell Minnick and a group of institutional co-investors owns a controlling interest in Tortoise. ARI is located at 180 North Stetson Avenue, Suite 5500, Chicago, Illinois 60601. ARI is a wholly-owned subsidiary of Piper Jaffray Asset Management, Inc.

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The contractual advisory fee for the Target Energy Income Fund and the Acquiring Energy Income Fund is identical.  The contractual advisory fee for the Target Energy Infrastructure Fund and the Acquiring Energy Infrastructure Fund is identical.  The advisory fees, as a percentage of each Fund’s average daily net assets, are set forth below.

Fund Assets	Management Fee

Energy Income Fund	1.00%

Energy Infrastructure Fund	0.75%

Distribution.  IMST Distributors, LLC serves as the principal underwriter for the Target Funds IMST Distributors is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.  Quasar Distributors, LLC (“Quasar”) acts as the distributor of shares of the Acquiring Funds.  The address of Quasar is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

How do the Boards and the Funds’ other service providers compare?

The Target Trust and the Acquiring Trust have different boards of trustees. In addition, the Target Funds and Acquiring Funds have different principal service providers.  The following table identifies the other principal service providers of the Target Funds and the Acquiring Funds:

SERVICE PROVIDER	TARGET FUNDS	ACQUIRING FUNDS
Accounting Services/Administrator	UMB Fund Services, Inc./Mutual Fund Administration, LLC(1)	U.S. Bancorp Fund Services, LLC
Transfer Agent	UMB Fund Services, Inc.	U.S. Bancorp Fund Services, LLC
Custodian	UMB Bank, n.a.	U.S. Bank, National Association
Independent Registered Accounting Firm	Tait, Weller & Baker LLP	Ernst & Young, LLP.
(1)	UMB Fund Services, Inc. and Mutual Fund Administration act as co-administrators pursuant to a co-administration agreement. UMB Fund Services, Inc. acts as Target Funds’ fund accountant.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

They are substantively the same.  You may purchase or redeem shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase shares at a Fund’s net asset value per share, plus any applicable sales charge, calculated after the Funds' Transfer Agent receives and accepts your purchase order in proper form.  The minimum initial investment amounts are the same for each class of the Target Funds and the corresponding class of the Acquiring Funds. Each Fund reserves the right to vary or waive the initial and subsequent minimum investment requirements under certain circumstances.  Target Fund shares may be exchanged for shares of another ARI Fund.  Acquiring Fund shares may be exchanged for shares of other funds in the Acquiring Trust that Tortoise or an affiliate of Tortoise manages within the same class provided those funds are accepting purchases. None of these policies or procedures will change as a result of the Reorganization.

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How do the funds’ sales charges and distribution arrangements compare?

Each Acquiring Fund has sales charges and distribution arrangements which are identical to those of its corresponding Target Fund.  Class A shares of the Target Energy Income Fund and A Class shares of the Acquiring Energy Income Fund are subject to a maximum front end sales load of 5.50%, a 1.00% contingent deferred sales charge on redemptions of shares purchased without a front-end sales load within 18 months of purchase and an annual 0.25% Rule 12b-1 distribution fee.  Class C shares of the Target Energy Income Fund and C Class shares of the Acquiring Energy Income Fund each Fund are subject to a 1.00% contingent deferred sales charge on shares that are redeemed within 12 months of purchase and an annual 1.00% Rule 12b-1 distribution fee. Class I shares of the Target Energy Income Fund and Target Energy Infrastructure Fund and Institutional Class shares of the Acquiring Energy Income Fund and Target Energy Infrastructure Fund are not subject to any sales charges or Rule 12b-1 distribution fees. Shareholders will not pay any sales load, commission, redemption fee or other similar fee in connection with the Reorganization.

Will there be any tax consequences resulting from the Reorganization?

Each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code.  This means that, in general, the shareholders of each Target Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the applicable Target Fund for shares in the corresponding Acquiring Fund.  Each Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the applicable Reorganization.  In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the corresponding Acquiring Fund shares the shareholder receives as a result of the applicable Reorganization.  At any time prior to the consummation of the applicable Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes.  This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganizations. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganizations, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganizations, please refer to the section titled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations” below.

Will my dividends be affected by the Reorganization?

No.  Each Fund generally distributes its net investment income, if any, quarterly. The Funds will also distribute net capital gains, if any, at least annually, typically during the fourth calendar quarter.

When is the Reorganization expected to occur?

If shareholders of the Target Funds approve the Reorganization, it is anticipated that the Reorganization will occur on or around November 15, 2019.

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How do I cast my vote?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet.  The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposals, as recommended by the Target Board, and in their best judgment on other matters to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission.

What will happen if shareholders of a Target fund do not approve the Reorganization?

Because the shareholders of each Target Fund will vote separately on the Reorganization, it is possible that the Reorganization may be approved for one Target Fund, but not the other.  If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Fund to give more time to solicit shareholder votes in favor of the Reorganization.  If shareholders of either Target Fund do not approve their respective Reorganization, then the Target Fund that received shareholder approval will implement the Reorganization. The Target Fund that does not receive shareholder approval of the Reorganization will continue to operate under its current structure, and the Target Board will consider other possible courses of action, which could include continued operation under the current structure or another proposed reorganization transaction.

Who will pay for the Reorganizations?

Tortoise and ARI will bear the costs associated with the Reorganizations, Meeting, and solicitation of proxies. The Target Funds will not incur any expenses in connection with the Reorganizations.

What if I do not wish my Target Fund to participate in the Reorganization?

If you do not wish to have your shares of a Target Fund exchanged for shares of the corresponding Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, and if you do not hold shares in a tax-advantaged account, you will generally recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

May I revoke my proxy?

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may attend the Meeting and revoke their vote or submit a letter of revocation any time prior to the Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

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Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Funds and the Reorganization.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call the Target Funds at 888-665-1414.

PROPOSAL 1: APPROVAL OF THE REORGANIZATION

Shareholders of each Target Fund are being asked to approve a Plan under which each Target Fund would be reorganized into a separate corresponding newly-created Acquiring Fund within the “Acquiring Trust.  Each Reorganization would include (i) the transfer of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for (a) shares of the Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Target Fund, and (b) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund received in exchange in proportion, on a class-by-class basis, to the shareholders’ respective holdings of shares of the Target Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives and Principal Investment Strategies

The following section describes the investment objectives and principal investment strategies of the Target Funds and the Acquiring Funds, and compares other characteristics of the Target Funds and Acquiring Funds. The investment objectives of each Target Fund are the same as the corresponding Acquiring Fund, and the principal investment strategies are substantially similar.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target Energy Income Fund	Acquiring Energy Income Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Class A Class C Class I	A Class C Class Institutional Class
Net Assets as of May 31, 2019	829,151,546	None

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Target Energy Income Fund	Acquiring Energy Income Fund
Investment Advisor and Portfolio Managers
Investment Adviser: Advisory Research, Inc.

As discussed in this Proxy Statement/Prospectus, Tortoise Capital Advisors, L.L.C. will become each Target Fund’s investment adviser upon its acquisition of ARI’s midstream energy asset management business.

Portfolio Managers:
James J. Cunnane and Quinn T. Kiley
Investment Adviser: Tortoise Capital Advisors, L.L.C. Portfolio Managers: Same
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal year ended November 30, 2018 were: Class A shares: 1.41% Class C shares: 2.16% Class I Shares: 1.16%
The total operating expense ratios presented on an estimated (pro forma) basis as if the reorganization had been effective during the fiscal period ended May 31, 2019 are:

A Class shares: 1.34%
C Class shares: 2.09%
Institutional Class shares: 1.09%

Investment Objectives	The investment objectives of the Target Energy Income Fund are primarily to seek current income and secondarily to seek long-term capital appreciation.	Same
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of master limited partnerships (“MLPs”) focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure sector include MLP parent companies and other MLP affiliates (together with MLPs, “MLP Entities”), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Fund’s investment adviser (the “Adviser”) considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Adviser considers a company to be focused in the energy infrastructure sector if at least 50% of the company’s assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.
Same, except that the Acquiring Energy Income Fund principal investment strategy will include disclosure that the Fund may invest in both sponsored and unsponsored ADRs.

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In addition to making direct investments in MLP equity units, the Adviser intends to invest the Fund’s remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Adviser intends to allocate the Fund’s assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund’s portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund’s investment in equity securities may include both common and preferred stock. The Fund’s investment in debt securities may include both investment grade debt securities and high yield debt securities (often called “junk bonds”), which are securities rated below investment grade (that is, rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Ratings Group (“S&P”), comparably rated by another statistical rating organization, or, if unrated, determined by the Adviser to be of comparable credit quality). The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody’s or B- by Standard & Poor’s or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Adviser to be of comparable credit quality. The Fund may invest in debt securities of any maturity.

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The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers. Such investments in securities of foreign issuers may include American Depository Receipts (“ADRs”) and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio.

The Fund may invest up to 15% of its net assets in securities that are not registered under the Securities Act of 1933 or that otherwise may not be sold in public offerings, which are commonly known as “restricted” securities. The Fund will typically acquire restricted securities in directly negotiated transactions.

The Fund may invest in initial public offerings (“IPOs”), other investment companies including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”). ETFs are investment companies that generally seek to track the performance of specific indices, shares of which are traded on exchanges. The Fund will include ETFs that primarily invest in MLPs and/or other companies focused in the energy infrastructure sector for purposes of satisfying the Fund’s investment strategy of investing at least 80% of its total assets in equity and debt securities of MLPs focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index.

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Target Energy Income Fund	Acquiring Energy Income Fund
The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.
Management and Other Fees
Management Fee.  The Fund pays a management fee to ARI on a monthly basis at an annualized rate of 1.00% of the Fund’s average daily net assets.

Operating Expenses Limitation Agreement. ARI has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class I Shares, respectively. The agreement is in effect until March 31, 2020 and may be terminated before that date only by the Target Board.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services.

Management Fee.  Same

Operating Expenses Limitation Agreement.  Tortoise has agreed to reimburse the Fund for its operating expenses, in order to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets. The agreement is in effect until November 30, 2021 and may be terminated before that date with respect to the Fund only by the Acquiring Trust’s Board of Trustees (the “Acquiring Board”).

Other Fees.  Same

Sales Charges
The Fund charges a maximum front-end sales charge of 5.50% on purchases of A Class shares. The Fund charges a CDSC of 1.00% on certain redemptions of A Class shares redeemed within 18 months of purchase if no front-end sales load was charged on the purchase.  The Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase.
Same.
Distribution and Rule 12b-1 Fees	The Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively.	Same
1940 Act Diversification	The Fund is non-diversified.	Same

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	Target Energy Infrastructure Fund	Acquiring Energy Infrastructure Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Class I	Institutional Class
Net Assets as of May 31, 2019	$154,928,685	None
Investment Advisor and Portfolio Managers
Investment Adviser: Advisory Research, Inc.

As discussed in this Proxy Statement/Prospectus, Tortoise Capital Advisors, L.L.C. will become each Target Fund’s investment adviser upon its acquisition of ARI’s midstream energy asset management business.

Portfolio Managers:
James J. Cunnane, Jr. and Quinn T. Kiley
Investment Adviser: Tortoise Capital Advisors, L.L.C. Portfolio Managers: Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal period ended May 31, 2019 were 0.92%.	The total operating expense ratios presented on an estimated (pro forma) basis as if the Reorganization had been effective during the fiscal period ended May 31, 2019 is 0.91%.
Investment Objective	The investment objectives of the Target Energy Infrastructure Fund are primarily to seek current income and secondarily to seek long-term capital appreciation.	Same
Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and debt securities of MLPs focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. Companies focused in the energy infrastructure sector include MLP parent companies and other MLP affiliates (together with MLPs, “MLP Entities”), which may invest their assets in varying degrees in MLPs. Some of these parent companies and other affiliates primarily own equity interests in MLPs, while others may jointly own assets with MLPs, and still others may only invest small portions of their assets in equity interests of MLPs. The Adviser considers the energy infrastructure sector to be comprised of companies that engage in one or more aspects of exploration, production, gathering, processing, refining, transmission, marketing, storage and delivery of energy products such as natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal; oilfield services, including drilling, cementing and stimulations; the generation, transmission and distribution of electricity; water and wastewater treatment, distribution and disposal; or the generation, transportation and sale of alternative, non-fossil fuel based energy sources including, but not limited to, biodiesel, ethanol, biomass, geothermal, hydroelectric, nuclear, solar or wind energy. The Adviser considers a company to be focused in the energy infrastructure sector if at least 50% of the company’s assets are utilized in one or more of these activities. The Fund will also invest in MLP Entities and other companies operating in the natural resources sector, which includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies.
Same, except that the Acquiring Energy Infrastructure Fund principal investment strategy will include disclosure that the Fund may invest in both sponsored and unsponsored ADRs.

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Target Energy Infrastructure Fund	Acquiring Energy Infrastructure Fund

In addition to making direct investments in MLP equity units, the Adviser intends to invest the Fund’s remaining assets in such a way as to provide, in total, a high level of correlation with MLP equities. These other investments may include equity and debt securities of entities that own interests in MLPs or assets owned in common with MLPs. The Fund will also invest in securities of entities that operate in industries similar to MLPs, such as energy infrastructure, even though such entities have no direct affiliation with an MLP.

The Fund will purchase securities across the capital structure of MLP Entities, including equity and debt securities of MLPs and their affiliates. The Fund may invest in equity securities of MLP Entities and other issuers without regard for their market capitalizations.

The Adviser intends to allocate the Fund’s assets towards the mix of equity and debt securities it deems appropriate based upon its view of economic, market, and political conditions. As a result of this asset allocation the Fund’s portfolio may, at times, be significantly invested in either equity or debt securities, or both. The Fund’s investment in equity securities may include both common and preferred stock. The Fund’s investment in debt securities may include both investment grade debt securities and high yield debt securities (often called “junk bonds”), which are securities rated below investment grade (that is, rated Ba or lower by Moody’s or BB or lower by S&P, comparably rated by another statistical rating organization, or, if unrated, determined by the Adviser to be of comparable credit quality). The Fund will only purchase debt securities which, at the time of acquisition, are rated at least B3 by Moody’s or B- by Standard & Poor’s or are comparably rated by another statistical rating organization, or, if unrated, are determined by the Adviser to be of comparable credit quality. The Fund may invest in debt securities of any maturity.

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The Fund may invest in foreign securities and U.S. dollar denominated foreign issuers. Such investments in securities of foreign issuers may include ADRs and Yankee bonds. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. Yankee bonds are bonds denominated in U.S. dollars that are publicly issued in the United States by foreign banks and corporations.

In certain market environments, the Fund may, but is not required to, use various hedging techniques, such as the buying and selling of options, to seek to mitigate one or more risks associated with investments in MLPs and energy infrastructure assets including market risk and interest rate risk, which, among other factors, could adversely affect market valuations of specific securities or certain sectors of the energy MLP and energy infrastructure market place, or the Fund’s overall portfolio.

The Fund may invest up to 15% of its net assets in securities that are not registered under the Securities Act of 1933 or that otherwise may not be sold in public offerings, which are commonly known as “restricted” securities. The Fund will typically acquire restricted securities in directly negotiated transactions.

The Fund may invest in IPOs, other investment companies including ETFs, and ETNs. ETFs are investment companies that generally seek to track the performance of specific indices, shares of which are traded on exchanges. The Fund will include ETFs that primarily invest in MLPs and/or other companies focused in the energy infrastructure sector for purposes of satisfying the Fund’s investment strategy of investing at least 80% of its total assets in equity and debt securities of MLPs focused in the energy infrastructure sector, and in equity and debt securities of other companies focused in the energy infrastructure sector. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index.

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Target Energy Infrastructure Fund	Acquiring Energy Infrastructure Fund
The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.
Management and Other Fees
Management Fee.  The Fund pays a management fee to ARI on a monthly basis at an annualized rate of 0.75% of the Fund’s average daily net assets.

Operating Expenses Limitation Agreement. ARI has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.00% of the average daily net assets of the Fund’s Class I Shares. The agreement is in effect until March 31, 2020 and may be terminated before that date only by the Target Board.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services.

Management Fee.  Same

Operating Expenses Limitation Agreement.  Tortoise has agreed to reimburse the Fund for its operating expenses, in order to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. The agreement is in effect until November 30, 2021 and may be terminated before that date with respect to the Fund only by the Acquiring Board.

Other Fees.  Same

Sales Charges	None	Same
Distribution and Rule 12b-1 Fees	None	Same
1940 Act Diversification	The Fund is non-diversified.	Same

Portfolio Managers

The Target Funds and Acquiring Funds have the same portfolio managers.  James J. Cunnane, Jr., and Quinn T. Kiley have each been portfolio managers of the Funds since their inceptions.  Information about each portfolio manager is provided below.

James J. Cunnane, Jr., CFA
Jim Cunnane, with 26 years of investment experience, is Managing Director and Chief Investment Officer of the ARI MLP & Energy Infrastructure team. He oversees the firm’s MLP and energy infrastructure product lines and chairs the Risk Management Committee. He joined the ARI MLP Team in 1996. Mr. Cunnane holds a B.S. in finance from Indiana University and is a Chartered Financial Analyst (CFA) charterholder. He serves as an independent trustee to several institutional investment plans and is a member of and on the Board of Directors of St. Patrick’s Center.

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Quinn T. Kiley
Quinn Kiley, with 18 years of investment experience, is Managing Director and Senior Portfolio Manager of the ARI MLP & Energy Infrastructure team and his responsibilities include portfolio management of various energy infrastructure assets and oversight of the energy infrastructure research process. He joined the ARI MLP Team in 2005. Prior to joining the ARI MLP Team, Mr. Kiley served as Vice President of Corporate & Investment Banking at Banc of America Securities in New York. He was responsible for executing strategic advisory and financing transactions for clients in the Energy & Power sectors. Mr. Kiley holds a B.S. with Honors in Geology from Washington & Lee University, a M.S. in Geology from the University of Montana, a Juris Doctorate from Indiana University School of Law, and a M.B.A. from the Kelley School of Business at Indiana University. Mr. Kiley has been admitted to the New York State Bar. He serves on the finance committees of Rossman School and the Magic House.

The Funds’ Statements of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

Comparison of Principal Risks of Investing in the Funds

The principal risks of investing in the Acquiring Funds are discussed below. Although the Funds may present their risks differently, the principal risks of the Acquiring Funds and the target Funds are substantially similar, because the principal investment strategies of the Funds are substantially the same.

Capital Markets Risk.  MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers’ access to capital markets, their distribution growth prospects could be at risk.

Counterparty Risk.  Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk.  If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Cybersecurity Risk.  Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Derivatives Risk.  Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

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Energy and Natural Resource Company Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk. For example, decreases in oil prices may have a substantial impact on the prices of publicly-traded equity securities of energy infrastructure companies. The Acquiring Funds consider the following industries as making up the energy infrastructure sector: energy, materials, transportation and utilities.

Equity Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk.  Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETN Risk.  ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Fixed Income Securities Risk.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk.  The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

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General MLP Risk.  MLPs historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, MLPs may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, a significant portion of the market value of an MLP may be based upon its current yield. Accordingly, the prices of MLP units may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

Hedging Risk. It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under volatile market environment and the Fund may choose not to do so from time to time.

High Yield (“Junk”) Bond Risk.  High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk.  MLPs and other higher yield securities historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, these types of securities may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, significant portions of the market value of MLPs and other higher yield securities may be based upon their current yields. Accordingly, the prices of these securities may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

IPO Risk.  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Leveraging Risk.  Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged.

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Liquidity Risk.  The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk.  The value of your investment depends on the judgment of the Fund’s investment adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Units Risk. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

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Tax Risk. The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” under the Code. To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable).  Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.  Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval.  The Target Funds and the Acquiring Funds have the same fundamental policies, as provided below.

Fundamental Investment Policies
Target Funds	Acquiring Funds
Issuing Senior Securities. Each Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales and in investing in financial futures and reverse repurchase agreements.
Same
Acting as Underwriter. Each Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.	Same
Diversifying Investments. Each Fund may not invest 25% or more of its total assets, calculated at the time of purchase, in any one sector (excluding securities issued by the U.S. Government, its agencies or instrumentalities), except that the Fund will concentrate (that is, invest 25% or more of its total assets) in the energy infrastructure sector.

Same, except that the Acquiring Funds will footnote this restriction with disclosure that the Acquiring Funds “consider the following industries as marking up the energy infrastructure sector: energy, materials, transportation and utilities.”

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Fundamental Investment Policies
Target Funds	Acquiring Funds
Purchasing or Selling Real Estate. Each Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate such as real estate investment trusts (REITs)).
Same
Making Loans. Each Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements, or (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.
Same
Investing in Commodities Futures, Options, Swaps and Precious Metals. Each Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options; may enter into foreign exchange contracts; may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; may purchase or sell precious metals directly, and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws
Same

Each Target Fund and Acquiring Fund has the same non-fundamental investment policy with respect to illiquid securities.  The Target Board and the Acquiring Board may change this non-fundamental investment restriction without shareholder approval.

As a non-fundamental investment policy, the Funds may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable, repurchase agreements with more than seven days to maturity, and securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Comparison of Purchase and Redemption Procedures

Purchasing Shares. The purchase procedures employed by the Target Funds and Acquiring Funds are similar. Shares of both the Target Funds and the Acquiring Funds may be purchased on any day that the NYSE is open for business by written request via mail, by telephone, by wire or through a financial intermediary.  You may also purchase Fund shares by wire transfer.  The minimum investments for each Target Fund and each Acquiring Fund are as set forth in the table below:

Target Energy Income Fund/Acquiring Energy Income Fund
Class A and Class C Shares of the Target Fund/A Class and C Class Shares of the Acquiring Fund	To Open Your Account	To Add to Your Account
Direct Regular Accounts	$2,500	$500
Direct Retirement Accounts	$2,500	$500
Automatic Investment Plans	$2,500	$100
Gift Account for Minors	$2,500	$500
Class I Shares of the Target Fund/Institutional Class Shares of the Acquiring Fund
All Accounts	$1,000,000	$100,000

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Target Energy Infrastructure Fund/Acquiring Energy Infrastructure Fund
Class I Shares of the Target Fund/Institutional Class Shares of the Acquiring Fund	To Open Your Account	To Add to Your Account
Direct Regular Accounts	$5,000,000	$500
Direct Retirement Accounts	$5,000,000	$500
Automatic Investment Plans	$5,000,000	$100
Gift Account for Minors	$5,000,000	$500

Both the Target Funds and the Acquiring Funds allow for waiver of investment minimums under certain circumstances.

Both the Target Energy Income Fund and the Acquiring Energy Income Fund have the same sales charge schedule for Class A or A Class shares. Both the Target and Acquiring Funds offer the same reinstatement privilege to shareholders.

Redeeming Shares. Shares of both the Target Funds and the Acquiring Funds may be redeemed on any day that the NYSE is open for business by written request via mail, by telephone, by wire or through a financial intermediary.  You may also redeem Fund shares by wire transfer. Class A and Class C shares of the Target Energy Income Fund have identical contingent deferred sales charge provisions as A Class and C Class shares of the Acquiring Energy Income Fund.

Exchanging Shares.  Target Fund shares may be exchanged for shares of another ARI Fund.  Acquiring Fund shares may be exchanged for shares of other funds in the Acquiring Trust that Tortoise or an affiliate of Tortoise manages within the same class provided those funds are accepting purchases.

For more information about purchasing, exchanging and redeeming shares, see the accompanying prospectus of the Acquiring Fund in the section titled “SHAREHOLDER INFORMATION - Buying Shares and Exchanging Shares.”

Comparison of Shareholder Rights

Each Target Fund is a series of the Target Trust, and each Acquiring Fund is a series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated March 5, 2014, as amended from time to time (the “Target Trust Declaration”), its bylaws and Delaware law. The Acquiring Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Acquiring Fund Declaration”), its bylaws and Delaware law. While the governing instruments of the Target Trust are not identical to the governing instruments of the Acquiring Trust there are no material differences in the rights of shareholders under the governing documents of the Acquiring Trust as compared to the governing documents of the Target Trust. Additional information about the Target Funds’ and Acquiring Funds’ governing instruments is provided below.

SHARES. The trustees of the Target Funds and the Acquiring Funds each have the power to issue shares without shareholder approval. The governing instruments of the Target Funds and the Acquiring Funds indicate that the amount of shares that the Target Funds and the Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

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SHAREHOLDER MEETINGS. Neither the Target Funds nor the Acquiring Funds are required to hold annual meetings of shareholders. Shareholder meetings may be called by the board of trustees of either the Target Funds or Acquiring Funds. Shareholders of the Acquiring Funds are not entitled to call shareholder meetings, except as required by the 1940 Act. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting.

VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The shareholders of the Target Funds have power to vote only (i) for the election or removal of Trustees, (ii) with respect to the approval or termination in accordance with the 1940 Act of any contract as to which shareholder approval is required by the 1940 Act, (iii) with respect to certain reorganizations of the Target Trust or any series, (iv) with respect to certain amendments of Target Trust’s Declaration, (v) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Target Trust or any series, or the shareholders of any of them (provided, however, that a shareholder of a particular series shall not in any event be entitled to maintain a derivative or class action on behalf of any other series or the shareholders thereof), and (vi) with respect to such additional matters relating to the Target Trust as may be required by the 1940 Act, the Target Trust Declaration, the Target Trust’s By-Laws or any registration of the Target Trust with the SEC (or any successor agency) or any State, or as the trustees may consider necessary or desirable. The governing instruments of the Acquiring Funds provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on the Acquiring Board, at a meeting called for that purpose by the Acquiring Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable.

The governing instruments of the Target Funds and the Acquiring Funds further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

QUORUM AND VOTING. The governing instruments of the Target Funds and Acquiring Funds provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (33 and 1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except if a plurality vote is necessary for the election of trustees. If the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Board or the Acquiring Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

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DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Funds provide that shareholders owning at least 10% of the Acquiring Funds must join in bringing a derivative action.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as otherwise required by applicable law, the Target Board and the Acquiring Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Target Trust Declaration and the Acquiring Fund Declaration which would adversely affect to a material degree the rights and preferences of Target Fund or Acquiring Fund shares, as applicable.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

Board Considerations in Approving the Reorganization

Background: ARI, the investment manager of the Target Funds, has agreed to sell its midstream energy asset management business to Tortoise.  As part of the Transaction, the ARI midstream energy infrastructure team, which includes the portfolio managers of the Target Funds, will become employees of Tortoise.  In order to maintain continuity of management of the Target Funds, the Target Board has terminated the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved a new investment advisory agreement with Tortoise, effective on the closing of the Transaction.  Tortoise currently manages two other investment portfolios of the Acquiring Trust, a multi-series registered investment company operated by U.S. Bancorp Fund Services, LLC (“USBFS”) that is comprised of numerous funds managed by third-party advisers, and desires to bring the Target Funds within the structure of the Acquiring Trust.

Board Considerations and Conclusions:  At a meeting of the Target Trust held on June 19-20, 2019, representatives of ARI and Tortoise recommended that the Target Board approve the Reorganization of each Target Fund. At the meeting, the Target Board reviewed detailed information regarding each proposed Reorganization from the point of view of the interests of the applicable Target Fund and its shareholders. After careful consideration, the Target Board (including all trustees who are not “interested persons” of the Target Funds, ARI, Tortoise or their affiliates) determined that the Reorganization of each Target Fund would be in the best interests of the Target Fund and its shareholders. The Target Board unanimously approved the Plan and recommended that the shareholders of each Target Fund vote in favor of the Reorganization of the Target Fund by approving the Plan.

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In recommending each proposed Reorganization, the Target Board (with the advice and assistance of independent counsel) considered, among other things:

•
the terms of the Reorganization, including that the Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and each Target Fund and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

•	that the investment objectives, principal investment strategies, policies and risks of each Target Fund are substantially similar as those of the corresponding Acquiring Fund;
•	that Tortoise is an experienced provider of investment advisory services;
•	that the portfolio managers of each Target Fund will continue as portfolio managers of the corresponding Acquiring Fund;
•
that the advisory fees to be paid to Tortoise by each Acquiring Fund under the Acquiring Fund’s investment advisory agreement would be the same as those paid to ARI under the corresponding Target Fund’s investment advisory agreement;

•	that the expected total annual operating expenses of each Acquiring Fund are lower than the total annual operating expenses of the corresponding Target Fund;
•
that Tortoise had agreed to enter into an expense limitation agreement comparable to each Target Fund’s current expense limitation agreement that would cap the corresponding Acquiring Fund’s investment advisory fee and operating expenses at levels no higher than the corresponding Target Fund’s current expense cap for at least a two-year period from the date of the Reorganization;

•	that based on the estimated pro forma expense ratios for each Acquiring Fund, each Acquiring Fund is expected to operate below the expense limits under the waiver agreement;
•	that no sales loads, commissions or other transactional fees would be imposed on a Target Fund’s shareholders in connection with the Reorganization;
•	that the Reorganization would allow Target Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Target Fund to do so;
•	that neither Reorganization would result in the dilution of shareholders’ interests;
•	that ARI and Tortoise will bear the costs of each proposed Reorganization;
•	the satisfactory experience and background of the Acquiring Trust’s independent trustees;
•	the types of services expected to be provided to each Acquiring Fund by Tortoise and the other service providers retained by the Acquiring Trust;
•	that each proposed Reorganization will be submitted to the shareholders of the Target Fund for their approval; and
•	that shareholders of a Target Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem their Target Fund shares before the Reorganization.

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Based on all of the foregoing, the Target Board concluded that each Target Fund’s participation in the applicable proposed Reorganization would be in the best interests of the Target Fund and would not dilute the interests of the Target Fund’s existing shareholders. The Target Board, including those Board members who are not “interested persons” of the Target Trust, as defined in the 1940 Act, unanimously recommends that shareholders of each Target Fund approve the Plan for the reorganization of the Target Fund.

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization is expected to be consummated are set forth in the Plan.  The following summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus.

The Acquiring Funds have been newly established by the Acquiring Trust solely for the purpose of effecting the Reorganization and currently have no assets.  With respect to the Reorganization, if shareholders of a Target Fund approve the Plan and other closing conditions are satisfied or waived, all of the assets of the Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of each class or classes of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal on a class-by-class basis to the value of the net assets of the Target Fund attributable to the class or classes held by the holders of record of the Target Fund shares, all determined and adjusted as provided in the Plan. Shareholders of the Class A, Class C and Class I Shares of the Target Energy Income Fund will receive A Class, C Class and Institutional Class shares, respectively, of the Acquiring Energy Income Fund; and shareholders of the Class I of the Target Energy Infrastructure Fund will receive Institutional Class shares of the Acquiring Energy Infrastructure Fund.  The value of your account with an Acquiring Fund immediately after the Reorganization is expected to be the same as the value of your account with the corresponding Target Fund immediately prior to the Reorganization.

The Target Trust and Acquiring Trust will be required to make representations and warranties that are customary in reorganizations.  If shareholders approve the Reorganization and if all of the closing conditions set forth in the Plan are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around November 15, 2019 (the “Closing Date”), immediately following the closing of regular trading on the NYSE on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Funds will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Trust and the Target Trust are subject to the following conditions, among others:

•
the Acquiring Funds Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the applicable Target Fund shall have approved the Plan;

•
each Acquiring Fund and corresponding Target Fund shall have each delivered an officer’s certificate certifying that all representations, covenants and warranties of or with respect to the Fund made in the Plan are true and correct in all material respects at and as of the effective date of the Plan, except as they may be affected by the transactions contemplated by the Plan;

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Each Target Fund and the corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the applicable Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, as described in more detail in “U.S. Federal Income Tax Considerations” below.

Because shareholders of each Target Fund will vote separately on Proposal 1, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Fund have not approved the Proposal. If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Fund to give more time to solicit shareholder votes in favor of Proposal 1.  If the Reorganization of only one Target Fund is approved by its shareholders, then the Target Fund that received approval of the Reorganization will implement the Reorganization.  The Target Fund that does not receive shareholder approval of the Reorganization will continue to operate under its current structure, and the Target Board will consider other possible courses of action.  The Plan may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Plan may be amended or modified in a writing signed by the parties to the Plan.

Costs of the Reorganization

The costs of the Reorganization will be paid for by Tortoise and ARI, with each party bearing 50% of the costs of the Reorganization. The costs related to the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Funds, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of soliciting Target Fund shareholders and holding shareholder meetings.

U.S. Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of each Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in tax-advantaged accounts.

Each Reorganization is intended to qualify as a “reorganization” under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the applicable Target Fund and the corresponding Acquiring Fund will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•
The acquisition by the Acquiring Fund of all of the assets of the corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the liabilities of the corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

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No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

•
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the corresponding Target Fund pursuant to Section 1032(a) of the Code.

•
No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.

•
The tax basis of each asset of the Target Fund received by the corresponding Acquiring Fund will be the same as the tax basis of such asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

•
The holding period of each asset of the Target Fund received by the corresponding Acquiring Fund will include the periods during which such asset was held by the Target Fund pursuant to Section 1223(2) of the Code.

•
No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

•
The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

•
The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

•
The taxable year of the Target Fund will not end as a result of the Reorganization. The Acquiring Fund, subject to applicable limitations, will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury, the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion and will also be based on customary assumptions.  It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young, LLP’s opinion, which therefore cannot be free from doubt.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  None of the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives in the exchange.

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Prior to the closing of each Reorganization, the applicable Target Fund may distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.

The tax attributes, including capital loss carryovers, if any, as of the date of closing of a Reorganization, of the applicable Target Fund move to the corresponding Acquiring Fund in the Reorganization and any such capital loss carryovers would be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code.  If, as is anticipated, at the time of the Closing of a Reorganization, the applicable Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganization.  Thus, each Reorganization is not expected to result in any limitation on the use by the applicable Acquiring Fund of the corresponding Target Fund’s capital loss carryovers, if any.  However, the capital loss carryovers of an Acquiring Fund, as the successor in interest to the corresponding Target Fund, may subsequently become subject to an annual limitation as a result of purchases or redemptions of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization. As of November 30, 2018, the Target Funds had capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Target Energy Income Fund	$115,764,490	$94,673,911	$210,438,401
Target Energy Infrastructure Fund	$60,234,340	$30,908,675	$91,143,015

This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of a Reorganization in light of your particular circumstances.

PROPOSAL 2: APPROVAL OF THE NEW ADVISORY AGREEMENT

Shareholders of each Target Fund are being asked to approve an investment advisory agreement between Tortoise and the Target Trust, on behalf of the Target Funds. As previously discussed, ARI, the investment manager of the Target Funds, has agreed to sell its midstream energy asset management business to Tortoise.  The closing of the Transaction is expected to occur in the second half of 2019.  As part of the transaction, the ARI midstream energy infrastructure team, which includes the portfolio managers of the Target Funds, will become employees of Tortoise.  In order to maintain continuity of management of the Target Funds, the Target Board has terminated the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and ARI, and approved the New Advisory Agreement with Tortoise (the “New Advisory Agreement”), effective on the closing of the transaction.  Under Rule 15a-4 under the 1940 Act, the New Advisory Agreement can only remain in effect with respect to a Target Fund for a period of 150 days unless approved by shareholders of the Target Fund (such period preceding such termination or Target Fund shareholder approval, the “Interim Period”), in which case the New Advisory Agreement would remain in effect with respect to that Target Fund for a two-year period. Accordingly, shareholders of each Target Fund are being asked to approve the New Advisory Agreement to continue the current portfolio management of the Target Fund and to avoid any disruption of the investment advisory services until the Reorganization occurs. The Target Board has approved the New Advisory Agreement and recommends that shareholders of each Target Fund approve the New Advisory Agreement. Shareholders are not being asked to approve the Transaction between ARI and Tortoise. Rather, as further described below, shareholders are being asked to approve the New Advisory Agreement as a result of the Transaction. Attached as Exhibit D is the form of the New Advisory Agreement.

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Rule 15a-4 under the 1940 Act, in relevant part, permits the appointment of an investment adviser on an interim basis, without shareholder approval where such approval would otherwise be required, subject to certain conditions.  The New Advisory Agreement is the same as the current advisory agreement between ARI and the Target Trust, on behalf of the Target Funds, except for differences reflecting certain requirements of Rule 15a-4, such as the date of execution, duration of the agreement, termination, and compensation conditions. Unless approved by the shareholders of a Target Fund, the New Advisory Agreement will only remain in effect with respect to that Target Fund for a period of up to 150 days and all compensation earned thereunder will be held in an interest-bearing escrow account pending shareholder approval of the New Advisory Agreement. If shareholders of a Target Fund do not approve the New Advisory Agreement with Tortoise, Tortoise will receive for its services provided to such Target Fund during the Interim Period under the New Advisory Agreement the lesser of (i) the costs Tortoise incurred in performing such services (plus interest earned on that amount) or (ii) the amount in the escrow account (plus interest earned).

The investment advisory fee for the Target Funds will not change under the New Advisory Agreement, nor will the services provided.  Under both the current advisory agreement and the New Advisory Agreement, the management fee with respect to the Target Funds is 1.00% of the average daily net assets of the Target Energy Income Fund and 0.75% of the average daily net assets of the Target Energy Infrastructure Fund. Pursuant to the current advisory agreement, ARI earned $9,395,132 in advisory fees from the Target Energy Income Fund and $2,280,389 from the Target Energy Infrastructure Fund during the fiscal year ended November 30, 2018. The current advisory agreement is dated December 16, 2013.

    ARI is a wholly owned subsidiary of Piper Jaffray Asset Management Inc., 800 Nicolet Mall, Suite 1000, Minneapolis, Minnesota 55402 which is wholly owned by Piper Jaffray Companies, 800 Nicolet Mall, Suite 1000, Minneapolis, Minnesota 55402.  Set forth below is a list of the principal executive officers and directors of ARI:

James J. Cunnane	Chief Investment Officer and Director
Susan L. Steiner	Chief Compliance Officer
Laura M. Moret	Chief Legal Officer
Matthew K. Swaim	Chair of Executive Committee and Director

Under the New Advisory Agreement, Tortoise, subject to the oversight of the Target Board, and in accordance with the investment objectives, policies and limitations of the Target Funds, will manage the Target Funds for the period and on such terms as set forth in the New Advisory Agreement. It will be the responsibility of Tortoise to manage the investment of the assets of the Target Funds, to continuously review, supervise and administer the investment program of the Target Funds, and to determine, in its discretion, the securities to be purchased or sold and the portion of the Target Funds to be held uninvested. Tortoise will provide the Target Trust with records concerning Tortoise’s activities, which the Target Trust is required to maintain, will render regular reports to the Target Trust’s officers and the Target Board concerning Tortoise’s discharge of its responsibilities under the New Advisory Agreement, and will pay all expenses involved in the performance of its duties.

Like the current advisory agreement with ARI, the New Advisory Agreement provides that Tortoise shall not be liable to the Target Funds or any shareholder for anything done or omitted by it in the course of or in connection with rendering services under the agreement, including, without limitation, for any error of judgment or mistake of law, or for any losses that may be sustained in the purchase, holding, redemption or sale of securities on behalf of the Target Funds, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties imposed upon it by the New Advisory Agreement, except as may otherwise be provided under provisions of applicable state law, or breach of fiduciary duty with respect to receipt of compensation for services rendered. This provision applies to Tortoise's directors, officers, employees and other corporate agents, as well as to Tortoise itself. The New Advisory Agreement provides for termination automatically upon assignment and at any time without penalty by (i) the Board or a vote of a majority of the Target Fund’s outstanding shares on not less than 60 days written notice to Tortoise; (ii) Tortoise on 60 days’ written notice to the Target Trust; or (iii) during the Interim Period, by the Target Board or a vote of a majority of a Target Fund’s outstanding shares upon 10 days’ written notice to Tortoise.

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Information about Tortoise.  Tortoise Capital Advisors, L.L.C. (“Tortoise” ) was founded in 2002 and has $16.0 billion in assets under management as of May 31, 2019.  Its principal business address is located at  11550 Ash Street, Suite 300, Leawood, KS 66211.  Tortoise is indirectly controlled by Lovell Minnick and is an indirectly wholly owned subsidiary of Tortoise Investments, LLC (“Tortoise Investments”). Tortoise Investments shares an address with Tortoise. Tortoise Investments indirectly holds multiple wholly owned essential asset SEC registered investment advisers.  A vehicle formed by Lovell Minnick and owned by certain private funds sponsored by Lovell Minnick and a group of institutional co-investors owns a controlling interest in Tortoise Investments.  Set forth below is a list of the principal executive officers and directors of Tortoise:

H. Kevin Birzer	Chief Executive Officer/Director

Gary Henson	President/Director

Michelle Johnston	Chief Financial Officer/ Director

Diane Bono	Chief Compliance Officer

Connie Savage	Chief Operating Officer

Matthew Sallee	Director

Brent Newcomb	Chief Development Officer/ Director

Tortoise serves as investment adviser to the following fund with a similar investment objective as the Target Funds and Acquiring Funds:

Name of Fund	Advisory Compensation
Tortoise Power and Energy Infrastructure Fund, Inc.	0.95% of the fund’s average monthly managed assets

The Target Board approved the New Advisory Agreement at an in-person meeting held on June 19-20, 2019, at which it also considered the Reorganization. In approving the New Advisory Agreement, the Target Board determined that such approval was in the best interests of each Target Fund and its shareholders.

In advance of the June meeting, the Target Board received information about the New Advisory Agreement and Tortoise, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Tortoise; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Target Funds; information about Tortoise’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of Tortoise’s overall relationship with the Target Funds; information regarding the performance of each Target Fund for the one-, three- and five-year periods ended March 31, 2019, compared to the returns of Morningstar, Inc.’s Energy Limited Partnership fund universe (the “Fund Universe”), a peer group of funds selected by Broadridge from the Fund Universe, and the Alerian MLP Index (the “Index”); and information on Tortoise’s proposed advisory fees and each Target Fund’s estimated total expenses. The Target Board also received a memorandum from legal counsel to the Target Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Advisory Agreement. No representatives of Tortoise were present during the Target Board’s consideration of the New Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

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In approving the New Advisory Agreement, the Target Board considered a variety factors, including those discussed below. In their deliberations, the Target Board and the Independent Trustees did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services. In considering the nature, extent, and quality of the services proposed to be provided by Tortoise, the Target Board reviewed the services to be provided and the qualifications, experience, and responsibilities of the personnel of Tortoise who would be involved in the activities of the Target Funds. The Target Board noted that the same portfolio managers who managed the Target Funds as employees of ARI would continue to manage the Target Funds as employees of Tortoise after the Transaction. The Target Board also reviewed information set forth in Tortoise’s Form ADV, which provides information about the firm, its management, and its business activities and affiliations. The Target Board also considered the overall quality of the organization and operations of Tortoise, as well as its compliance structure and compliance procedures. In reviewing the Target Funds’ performance, the Target Board noted that the meeting materials indicated the following:

•
The Target Energy Income Fund’s annualized total returns for the three- and five-year periods were above the Alerian MLP Index returns and the peer group and Fund Universe median returns. The Fund’s annualized total return for the one-year period was below the peer group and Fund Universe median returns and the Index return by 4.66%, 4.57%, and 5.48%, respectively.  In 2017 and 2018 the Fund had a four-star rating from Morningstar.  The Trustees considered Tortoise’s explanation that the Fund’s underperformance during the one-year period was due to the Fund’s security selection and allocation to fixed income securities.  In particular, Tortoise explained that, unlike the Fund, the funds in the peer group do not invest in fixed income securities and that the Index’s performance during the one-year period were driven by the outperformance of a select few MLPs.

•
The Target Energy Infrastructure Fund’s annualized total returns for the three-year and five-year periods were above the Alerian MLP Index returns and the peer group and Fund Universe median returns. The Target Energy Infrastructure Fund’s annualized total return for the one-year period was below the peer group and Fund Universe median returns and the Index return by 3.89%, 3.81%, and 4.79%, respectively. In 2018, the Fund had a four-star rating from Morningstar.  The Trustees considered Tortoise’s explanation that the Fund’s underperformance during the one-year period was due to the Fund’s security selection and allocation to fixed income securities.  In particular, Tortoise explained that, unlike the Fund, the funds in the peer group do not invest in fixed income securities and that the Index’s performance during the one-year period were driven by the outperformance of a select few MLPs.

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The Target Board concluded that based on the various factors they had reviewed, Tortoise would have the capabilities, resources, and personnel necessary to manage the Target Funds, and that Tortoise would provide the Target Funds with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios. The Target Board reviewed information regarding Tortoise’s proposed advisory fees and each Target Fund’s total expenses. The meeting materials indicated that Tortoise’s proposed advisory fees are the same as the advisory fees that ARI currently charges the Target Funds under the current advisory agreement. With respect to the advisory fees and expenses paid by the Target Funds, the meeting materials indicated the following:

•
The Target Energy Income Fund’s annual investment advisory fee was the same as the peer group and Fund Universe medians. The Trustees noted that the advisory fee paid by the Target Energy Income Fund was higher than the advisory fee paid by the Target Energy Infrastructure Fund, but noted that the Target Energy Income Fund has a lower minimum investment than the Target Energy Infrastructure Fund and therefore has more complex cash management issues. The Trustees also observed that the Target Energy Income Fund’s advisory fee is higher than that of separate accounts managed by Tortoise using similar strategies as the Target Energy Income Fund, but considered that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the separate accounts managed by Tortoise.  The Trustees also noted that the Target Energy Income Fund’s advisory fee was within the range of advisory fees paid by other open-end, closed-end and private funds managed by Tortoise using similar strategies as the Target Energy Income Fund.  The annual total expenses paid by the Target Energy Income Fund for the period ended March 31, 2019 were lower than the peer group and Fund Universe medians.

•
The Target Energy Infrastructure Fund’s annual investment advisory fee was lower than the peer group and Fund Universe medians. The Trustees noted that the Target Energy Infrastructure Fund’s advisory fee was within the range of the advisory fees that Tortoise charges separate accounts using similar strategies as the Target Energy Infrastructure Fund. The Trustees also considered that the Target Energy Infrastructure Fund’s advisory fee was within the range of advisory fees paid by other open-end, closed-end and private funds managed by Tortoise using similar strategies as the Target Energy Income Fund.  The annual total expenses paid by the Target Energy Infrastructure Fund for the period ended March 31, 2019 were lower than the peer group median and Fund Universe median.

The Target Board concluded that the proposed compensation payable to Tortoise under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Tortoise to the Target Funds.

Profitability and Economies of Scale. The Target Board next reviewed the estimated profitability to Tortoise of its relationship with the Target Funds for the first year. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the estimated profits of Tortoise from its proposed relationships with the Target Funds were reasonable.  The Target Board noted that the potential benefits received by Tortoise as a result of its relationship with the Target Funds, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisers to the Target Trust, including the beneficial effects from the review by the Target Trust’s Chief Compliance Officer of Tortoise’s compliance program, the intangible benefits of its association with the Target Funds generally and any favorable publicity arising in connection with the Target Funds’ performance. The Target Board also noted that the New Advisory Agreement does not provide for any advisory fee breakpoints.  The Trustees noted that although Tortoise may realize some economies of scale in connection with its management of the Target Funds, Tortoise had indicated that it would be hiring additional investment and trading personnel to support the Target Funds, particularly in light of the Target Funds’ fixed income and options investments, and that therefore the potential benefits of such economies of scale were being shared with the Target Funds’ shareholders.

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Conclusion.  Based on these and other factors, the Target Board concluded that approval of the New Advisory Agreement was in the best interests of each Target Fund and its shareholders and, accordingly, approved the New Advisory Agreement with respect to each Target Fund.

As discussed above, the New Advisory Agreement is identical in all material respects to the current advisory agreement except for the date of execution, the duration of the agreement, and termination and compensation conditions. The form of New Advisory Agreement is attached as Exhibit D.

Board Recommendation

The Target Board approved the solicitation of the shareholders of each Target Fund to vote “FOR” the approval of the New Advisory Agreement.

VOTING INFORMATION

Proxy Statement/Prospectus

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Board is soliciting your proxy to vote on the Proposals at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about September 23, 2019, to all shareholders entitled to vote.

Shareholders of record of the Target Funds as of the close of business on the Record Date of September 3, 2019, are entitled to vote at the Meeting. The number of outstanding shares of the Target Funds on September 3, 2019 appears in the following table. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Fund	Shares Outstanding
Target Energy Income Fund	106,842,706
Target Energy Infrastructure Fund	11,878,764

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

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Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposals.

Quorum Requirement And Adjournment

A quorum is the minimum number of shares that must be present in order to conduct the Meeting.  The presence in person or by proxy of the holders of one-third of the shares issued and outstanding and entitled to vote for each Target Fund shall constitute a quorum for the transaction of any business for that Target Fund at the Meeting.  A majority of the votes cast by shareholders of a Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

Because shareholders of each Target Fund will vote separately on the Proposals, the Reorganization or New Advisory Agreement may be approved for a single Target Fund, even if shareholders of the other Target Fund have not approved the Proposals.  If shareholders of either Target Fund do not approve their respective Reorganization, then the Target Fund that received shareholder approval of the Reorganization will implement the Reorganization.  The Target Fund that does not receive shareholder approval of the Reorganization will continue to operate under its current structure, and the Target Board will consider other possible courses of action. If sufficient votes to approve the Proposals are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies.  The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposals) that properly come before the Meeting to the extent permitted by the SEC's proxy rules.

Abstentions will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions will have the same effect as a vote “AGAINST” the Proposals because an absolute percentage of affirmative votes is required to approve the Proposals.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposals. However, it is the Target Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any broker non-votes at the Meeting.

Vote Necessary to Approve the Proposals

Each Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of each individual Target Fund.  A “1940 Act Majority” vote of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

Proxy Solicitation

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

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In addition to solicitations by mail, officers and employees of the Target Funds, Tortoise and its affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Funds’ representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Funds’ representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Funds, then the Target Funds’ representative has the responsibility to explain the voting process, read the Proposals listed on the proxy card, and ask for the shareholder’s instructions on the Proposals. Although the Target Funds’ representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Funds’ representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Funds immediately if his or her instructions are not correctly reflected in the confirmation.

Share Ownership by Large Shareholders, Management and Trustees

As of August 31, 2019 the Target Trust's officers and trustees as a group owned less than 1% of each Target Fund.

A list of the name, address, and percent ownership of each person who, as of August 31, 2019, to the knowledge of the Target Trust, owned of record (i) 5% or more of the outstanding shares of a class of each Target Fund or (ii) more than 25%, of the voting securities of a Target Fund, can be found at Exhibit A.

OTHER MATTERS

Capitalization

The following table shows the capitalization of each Target Fund as of September 3, 2019, and of the corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganization.  The following is an example of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Fund if the Reorganization had been consummated on September 3, 2019, and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date.  The capitalizations of the Target Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

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(unaudited)	Target Energy Income Fund(1)	Pro Forma Adjustments(2)	Acquiring Energy Income Fund (pro $forma)(2)
Aggregate Net Assets	$750,519,291	$0	$750,519,291
Shares Outstanding – Class A/A Class	7,300,562	-	7,300,562
Net Asset Value Per Share – Class A/A Class	$7.14	$0	$7.14
Net Assets – Class A/A Class	$52,094,090	$0	$52,094,090
Shares Outstanding – Class C/C Class	6,932,639	-	6,932,639
Net Asset Value Per Share – Class C/C Class	$7.16	$0	$7.16
Net Assets – Class C/C Class	$49,632,495	$0	$49,632,495

Shares Outstanding – Class I/Institutional Class	92,609,505	-	92,609,505
Net Asset Value Per Share – Class I/Institutional Class	$7.01	$0	$7.01
Net Assets – Class I/Institutional Class	$648,792,708	$0	$648,792,708

 (1) The Target Energy Income Fund will be the accounting survivor for financial statement purposes.
 (2) No adjustments to reflect the costs of the Reorganization are reflected, Tortoise and ARI are bearing the costs associated with the Energy Income Fund reorganization.

(unaudited)	Target Energy Infrastructure Fund(1)	Pro Forma Adjustments	Acquiring Energy Infrastructure Fund (pro forma)(2)
Aggregate Net Assets	$80,564,500	$0	$80,564,500
Shares Outstanding –Class I/Institutional Class	11,878,764	-	11,878,764
Net Asset Value Per Share – Class I/Institutional Class	$6.78	$0	$6.78
Net Assets – Class I/Institutional Class	$80,564,500	$0	$80,564,500

(1) The Target Energy Infrastructure Fund will be the accounting survivor for financial statement purposes.
(2) No adjustments to reflect the costs of the Reorganization are reflected, Tortoise and ARI are bearing the costs associated with the Energy Infrastructure Fund reorganization.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

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Shareholder Proposals

The governing instruments of the Target Trust do not require that the Target Funds hold annual meetings of shareholders. The Target Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Funds. The Target Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting.

Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Trust a reasonable time before the Target Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Funds may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Funds within a reasonable period of time before the Target Trust’s Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Funds should be sent to the Secretary of the Target Trust, at the address of the Target Funds given above. If the proposed Reorganization is approved and completed, shareholders of the Target Funds will become shareholders of the Acquiring Funds and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Funds.

Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Stradley Ronon Stevens & Young, LLP.

Auditors
The financial statements of each Target Fund for the year ended November 30, 2018, contained in the Acquired Fund’s Annual Report to Shareholders, has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.  The Acquiring Fund is newly created and does not yet have a financial history.  Ernst & Young, LLP, will serve as the independent registered public accounting firm for the Acquiring Fund.

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EXHIBIT A

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

The following tables show, as of August 31, 2019, the accounts of each Target Fund that own of record 5% or more of a class of the Target Fund.  The Target Trust has no information regarding the beneficial ownership of Target Fund shares through accounts with financial intermediaries.

Target Energy Income Fund

Class A Shares:

Name and Address	% Ownership	Type of Ownership(1)
Merrill Lynch Pierce Fenner and Smith For the sole benefit of its customers Jacksonville, FL 32246	58.30%	Record
Charles Schwab & Co., Inc. Attn Mutual Funds San Francisco, CA 94104	8.68%	Record
UBS WM USA Weehawken, NJ 07086	8.50%	Record

Class C Shares:

Name and Address	% Ownership	Type of Ownership(1)
Merrill Lynch Pierce Fenner and Smith For the sole benefit of its customers Jacksonville, FL 32246	45.58%	Record
UBS WM USA Weehawken, NJ 07086	17.85%	Record
Pershing LLC Jersey City, NJ 07399	9.22%	Record
Charles Schwab & Co., Inc. Attn Mutual Funds San Francisco, CA 94104	7.70%	Record

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A-1

Class I Shares:

Name and Address	% Ownership	Type of Ownership(1)
Merrill Lynch Pierce Fenner and Smith For the sole benefit of its customers Jacksonville, FL 32246	34.33%	Record
Charles Schwab & Co., Inc. Attn Mutual Funds San Francisco, CA 94104	19.59%	Record
UBS WM USA Weehawken, NJ 07086	11.66%	Record
National Financial Services LLC FEBO New York, NY 10281	9.40%	Record
RBC Capital Markets LLC Minneapolis, MN 55402	6.13%	Record

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Target Energy Infrastructure Fund

Class I Shares:

Name and Address	% Ownership	Type of Ownership(1)
T. Rowe Price Retirement Plan Services FBO Owings Mills, MD 21117	62.21%	Record
Charles Schwab & Co., Inc. Attn Mutual Funds San Francisco, CA 94104	19.23%	Record
JP Morgan Securities For the exclusive benefit of its customers Brooklyn, NY 11245	6.10%	Record

 (1) “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

The following tables show, as of August 31, 2019, the accounts of each Target Fund that own of record 25% or more of the voting securities the Target Fund.  The Target Trust has no information regarding the beneficial ownership of Target Fund shares through accounts with financial intermediaries.

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Target Energy Income Fund

Name and Address	% Ownership	Jurisdiction	Type of Ownership(1)
Merrill Lynch Pierce Fenner and Smith For the sole benefit of its customers Jacksonville, FL 32246	36.70%	Florida	Record

Target Energy Infrastructure Fund

Name and Address	% Ownership	Jurisdiction	Type of Ownership(1)
T. Rowe Price Retirement Plan Services FBO Owings Mills, MD 21117	62.21%	Maryland	Record

 (1) “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

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Exhibit B

Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is made this […] day of […], 2019 by and among: (i) Investment Managers Series Trust, an open-end registered investment company (“TARGET ENTITY”), on behalf of two of its series portfolios, the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund (each, a “TARGET FUND,” and together, the “TARGET FUNDS”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of two of its series portfolios, the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund (each, an “ACQUIRING FUND,” and together, the “ACQUIRING FUNDS,” and each Target Fund and each Acquiring Fund, a “FUND”); and (iii) solely for the purposes of Sections 1.1(f), 1.1(g), 9.2, 9.3 and 11.2 of this Agreement, Advisory Research, Inc. (“ARI”), investment adviser of the Target Funds; and (iv) solely for purposes of Sections 1.1(g), 9.2, 9.3 and 11.1 of this Agreement, Tortoise Capital Advisors, L.L.C. (“TORTOISE”), investment adviser of the Acquiring Funds. Other than the Target Funds and the Acquiring Funds, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of each Acquiring Fund, and the Target Entity, on behalf of the corresponding Target Fund (identified in the table provided in Schedule 1.1 of this Agreement), to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire all of the assets, property, and goodwill of the corresponding Target Fund in exchange solely for (A) (as applicable) A Class, C Class and Institutional Class shares of the Acquiring Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the corresponding Target Fund, and (ii) the corresponding Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding classes of shares of the corresponding Target Fund in redemption of all outstanding shares of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “REORGANIZATION” and, together, the “REORGANIZATIONS”); and

WHEREAS, each Acquiring Fund is, and will immediately prior to the Closing (defined in Section 3.1) be, a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Target Fund; and

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g);

WHEREAS, the parties hereto intend that each Reorganization contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”); and

WHEREAS, this Agreement provides for multiple Reorganizations, the parties hereto intend that each Reorganization between an Acquiring Fund and a Target Fund be treated as if it had been the subject of a separate agreement, and the consummation of the Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of the other Target Fund or the consummation of the other Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

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1. DESCRIPTION OF THE REORGANIZATIONS

 1.1 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Effective Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to that Reorganization:

(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional A Class, C Class and Institutional Class shares of the Acquiring Fund (as applicable) determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Effective Date (collectively, “ASSETS”).

(c) The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, to discharge all of its liabilities and obligations prior to the Effective Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Effective Date (collectively, “LIABILITIES”).

(d) As soon as reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) pro rata on a class-by-class basis, and the Target Fund will as promptly as reasonably practicable thereafter completely liquidate and dissolve. Each Target Fund Shareholder will receive the number of full and fractional shares of the class of the Acquiring Fund corresponding to the class of shares of the Target Fund held by such Target Fund Shareholder that has an aggregate net asset value equal to the aggregate net asset value of the shares of that class of the Target Fund held of record by such Target Fund Shareholder at the Closing. Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, representing the respective number of Acquiring Fund shares of each class due to such Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on the applicable Acquiring Fund’s books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) All books and records of the Target Fund maintained by the Target Funds or by ARI, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 ACT”) and the rules and regulations promulgated thereunder, shall be given to the corresponding Acquiring Fund on the Effective Date (as defined below) by the Target Fund or by ARI as the case may be, and ARI shall cause copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor, or fund accountant to be turned over to the Acquiring Fund or its agents as soon as practicable following the Effective Date.

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(g) To the extent applicable, ARI, Tortoise and the Acquiring Entity will use all commercially reasonable efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act.  In particular, ARI, Tortoise and the Acquiring Entity will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 percent of the members of the Acquiring Entity’s Board are not interested persons (as defined in Section 2(a)(19) of the 1940 Act) of either ARI or Tortoise; and for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Funds or their shareholders.

2. VALUATION

2.1 With respect to each Reorganization:

(a) The net value of the applicable Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities, in each case using the valuation procedures established by the Acquiring Entity’s Board of Trustees (“ACQUIRING FUNDS’ VALUATION PROCEDURES”).

(b) The number of shares of each class (as applicable) issued by the applicable Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of each corresponding class of the Target Fund outstanding as of the Valuation Time.

(c) The net asset value per share of each class (as applicable) of the applicable Acquiring Fund’s shares issued in connection with the Reorganization shall be the net asset value of the corresponding Target Fund attributable to the corresponding class computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using Acquiring Funds’ Valuation Procedures, divided by the number of shares of that class issued by the Acquiring Fund;

(d) All computations of value shall be made by the applicable Acquiring Fund’s administrator using the Acquiring Fund’s Valuation Procedures and shall be subject to review by the Target Funds’ administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f) “VALUATION DATE” shall mean the same business day as the Effective Date.

3. CLOSING AND EFFECTIVE DATE

 3.1 Each Reorganization shall close on or around November 15, 2019 or such other date as the parties may agree (the “EFFECTIVE DATE”). All acts taking place at the closing of a Reorganization (“CLOSING”) shall be deemed to take place simultaneously as of immediately following the closing of regular trading on the NYSE on the Effective Date unless otherwise agreed to by the parties (the “CLOSING TIME”). The Closing of the Reorganizations shall be held in person, by facsimile, email or such other communication means as the parties may agree.

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 3.2 With respect to each Reorganization:

(a) The Target Funds’ portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Funds as of the Effective Date to the Acquiring Funds’ custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Funds duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Funds’ custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Effective Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, the Target Funds’ portfolio securities and instruments so held. The cash to be transferred by the Target Funds shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Effective Date. If the Target Funds are unable to make such delivery on the Effective Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Effective Date have not yet been delivered to the Target Funds or their broker, then the Acquiring Funds may, in their sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Funds have, by or on the Effective Date, delivered to the Acquiring Funds or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Funds or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Funds at the Closing Time on the Effective Date.

(c) At such time prior to the Effective Date as the parties mutually agree, the Target Funds shall provide: (i) instructions and related information to the Acquiring Funds or their transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Effective Date, as necessary) and (ii) the information and documentation maintained by the Target Funds or their agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d) The Target Entity shall direct the transfer agent for the Target Funds (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class (as applicable) owned by each such shareholder immediately prior to the Closing. The Acquiring Funds shall issue and deliver to the Secretary of the Target Funds a confirmation evidencing the Acquiring Fund shares to be credited on the Effective Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Funds. At the Closing, each party shall deliver to the other such bills of sale, assumption of liabilities, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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(e) In the event that on the Valuation Date or the Effective Date (a) the NYSE or another primary trading market for portfolio securities of the Target Funds (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Funds is impracticable, the Effective Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

 4.1 Target Entity, on behalf of itself or, where applicable, the applicable Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) Each Target Fund is a duly established separate series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and By-Laws, to own all of its Assets, to carry on its business as it is now being conducted and, subject to approval by the Target Fund’s shareholders, to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Funds under the Securities Act of 1933, as amended (“1933 ACT”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act or the Financial Industry Regulatory Authority (“FINRA”) is required to be obtained for the consummation by the Target Funds and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Effective Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and Delaware securities laws;

(d) The current prospectus and statement of additional information of the Target Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Funds’ prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Funds, each Target Fund will on the Effective Date have good title to the respective Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the corresponding Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

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(g) Each Target Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity, on behalf of the Target Fund, is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity’s or the Target Funds’ knowledge, threatened against the Target Entity, with respect to the Target Funds, that, if adversely determined, would materially and adversely affect a Target Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Funds and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Funds are a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The financial statements of the Target Funds for the Target Funds’ most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Funds’ prospectus or statement of additional information included in the Target Funds’ registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Funds’ most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund, [distributions of the Target Funds’ net investment income and/or net recognized gains,] or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) On the Effective Date, all material Returns (as defined below) of the applicable Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and were (at the time filed), are or will be true, correct and complete in all material respects, and all Taxes (as defined below) of the Target Fund shown as due to any government authority on any such Return shall have been paid or provision shall have been made for the payment thereof. To the knowledge of the Target Fund, no such Return is currently under audit by any federal, state, local or foreign Tax authority. No waivers of the time within which a Tax authority may assess such Taxes are outstanding, nor are any written requests for such waivers pending. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, dividend reporting forms, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

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(l) The applicable Target Fund is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and has filed an election to be a regulated investment company under the Code. The applicable Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Effective Date and, assuming the accuracy of Section 4.2(i) hereof, intends to satisfy any applicable requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Effective Date. For each taxable year since inception (or portion thereof), the applicable Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The applicable Target Fund has not had at any time since its inception (and will not have as of the Effective Date) any material tax liability under Sections 852 or 4982 of the Code for any period ended before the Effective Date. The applicable Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The applicable Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(m) Neither Target Fund has changed its taxable year end within the most recent 60-month period ending on July 31, 2019, and will not change its taxable year end prior to the Effective Date, without the consent of the Acquiring Entity, whose consent will not be unreasonably withheld;

(n) All issued and outstanding shares of the Target Funds are, and on the Effective Date will be, validly issued, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Funds, and subject to the approval of the shareholders of each Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(p) Within a timeframe mutually agreeable to the parties, the Target Funds will provide the Acquiring Funds with such information relating to the Target Funds as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Funds to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(q) The books and records of the Target Funds are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Funds;

(r) The applicable Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against creditors in such a Title 11 or similar case;

(s) The Target Funds have no unamortized or unpaid organizational fees or expenses;

(t) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, the Target Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with any liability known to the Target Funds prior to the Effective Date; and

(u) The applicable Target Fund has not been notified in writing that any examinations of the Returns of such Target Fund are currently in progress or threatened, and the applicable Target Fund has not been notified in writing that a deficiency has been asserted or assessed against it as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of such Target Fund (other than liens for Taxes not yet due and payable);

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 4.2 The Acquiring Entity, on behalf of the applicable Acquiring Fund, represents and warrants to the Target Entity and the corresponding Target Fund as follows:

(a) The Acquiring Funds are duly organized as separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c) The registration of the shares of the Acquiring Funds to be issued in the Reorganization under the 1933 Act is in full force and effect;

(d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Funds and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Effective Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e) The prospectuses and statements of additional information of the Acquiring Funds, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f) On the Effective Date, prior to the Closing, the Acquiring Fund will have never had any assets other than nominal seed capital contributed by the initial shareholder of the Acquiring Fund in accordance with Section 14(a) of the 1940 Act and in exchange for a nominal number of shares of the Acquiring Fund (“INITIAL SHARES”). The Initial Shares have been or will be redeemed by the Acquiring Fund prior the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account.

(g) The Acquiring Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Funds or the Acquiring Entity are a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Funds or the Acquiring Entity is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity or the Acquiring Funds that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Funds and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i) Each Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets (other than nominal seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of its respective Target Fund in connection with the Reorganization and, accordingly, each of the Acquiring Funds has not commenced operations, prepared books of account and related records or financial statements or issued any shares except the Initial Shares issued to its initial shareholder to secure any required initial shareholder approvals;

(j) By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Funds to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(k) On the Effective Date, all Returns of the Acquiring Funds required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Funds or their assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(l) The Acquiring Funds: (i) were formed for the purpose of implementing the respective Reorganizations, (ii) have not filed any income tax return, and intend to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Effective Date; (iii) hold and have held no property other than de minimis assets related to their formation or maintenance of their legal status and have and have had no tax attributes other than attributes related to such de minimis assets, and (iv) each are a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to continue its corresponding Target Fund’s qualification as a regulated investment company from and after the Closing. No Acquiring Fund has earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m) All issued and outstanding Acquiring Fund shares are, and on the Effective Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

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(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Funds, and subject to the approval of shareholders of the Target Funds and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The shares of the Acquiring Funds to be issued and delivered to the corresponding Target Funds, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Effective Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of a Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Funds;

(p) Neither of the Acquiring Funds is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Acquiring Funds have no unamortized or unpaid organizational fees or expenses for which they expect to be reimbursed by the Target Funds, directly or indirectly;

(r) The information provided by the Acquiring Funds for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Funds for use therein; and

(s) A true and correct copy of the Certificate of Trust, the Agreement and Declaration of Trust, and the Bylaws of the Acquiring Entity were filed with the Commission on February 4, 2011 and each, as so filed, is in full force and effect and enforceable in accordance with its respective terms.

5. COVENANTS

 5.1 With Respect to each Reorganization, the applicable Acquiring Fund and the corresponding Target Fund covenant and agree, respectively, as follows:

(a) Each Target Fund and Acquiring Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Effective Date for the Reorganization, it being understood that such ordinary course of business for each Target Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Funds to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

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(c) The Target Entity will call a meeting of the shareholders of the Target Funds to consider and act separately upon this Agreement with respect to each Target Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

(d) The Target Funds covenant that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of the Target Funds’ shares.

(f) The Target Entity, on behalf of the applicable Target Fund, will provide the corresponding Acquiring Fund with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the corresponding Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”), (3) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed by the Target Fund for tax periods ending after the Effective Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g) Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As promptly as reasonably practicable after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i) After the Effective Date, the Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds a statement of the earnings and profits (accumulated and current) of each Target Fund for federal income tax purposes that will be carried over to the corresponding Acquiring Fund under Section 381 of the Code.

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(j) The parties intend that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganizations shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that, to its knowledge, is inconsistent with such treatment or results in the failure of the Reorganizations to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k) Any reporting responsibility of the applicable Target Fund, including, but not limited to, the responsibility for filing regulatory reports, preparing Returns relating to tax periods ending on or prior to the Effective Date (whether due before or after the Effective Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties in writing. Since the parties hereto contemplate that each Reorganization described herein will qualify as a reorganization described in Section 368(a)(1)(F) of the Code, any Returns required to be prepared by the applicable Target Fund pursuant to this Section 5.1(k) shall, if necessary, be signed by an officer of the Acquiring Entity based on a certification issued by an appropriate officer of the Target Entity (on behalf of the Target Fund) to the Acquiring Entity (on behalf of the applicable Acquiring Fund) certifying that such Returns are, to the best of the knowledge and belief of Target Entity, true, correct, and complete.

(l) The Target Entity, on behalf of the applicable Target Fund, shall deliver to the corresponding Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(m) The Target Entity, on behalf of the Target Funds, agrees that the acquisition of all Assets and Liabilities of the Target Funds by the Acquiring Entity, on behalf of the Acquiring Funds, includes any right of action against current and former service providers of the Target Funds, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Funds, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n) The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Funds’ Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Funds as compared to the prices of the same portfolio securities determined using the Target Funds’ valuation procedures, such valuation check to be conducted no later than one month prior to the Effective Date and again within one week of the Effective Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o) The Acquiring Entity covenants that it will not make any material changes to the Acquiring Funds’ Valuation Procedures prior to the Effective Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

 6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS

 6.1 The obligations of the Target Entity, on behalf of the Target Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Target Funds’ election, to the performance by the Acquiring Entity and the Acquiring Funds of all of the obligations to be performed by it hereunder on or before the Effective Date, and, in addition thereto, the following conditions:

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(a) All representations, covenants and warranties of the Acquiring Funds and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Effective Date, to the effect that the representations, covenants and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Funds, on or before the Effective Date;

(d) The Acquiring Entity has not made any material changes to the Acquiring Funds’ Valuation Procedures between the date of this Agreement and the Effective Date, except as provided in Section 5.1(o) herein;

(e) The Target Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP (“STRADLEY RONON”), counsel to the Acquiring Entity, dated the Effective Date and in a form satisfactory to the Target Entity, to the following effect:

(i) The Acquiring Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

(ii) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The shares of each Acquiring Fund to be issued for transfer to the corresponding Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv) The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s organizational documents;

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(v) The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi) Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Funds or the Acquiring Entity; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained.

(f) In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

(g) The Acquiring Funds’ registration statement on Form N-1A filed by the Acquiring Entity with the Commission to register the offer of shares of the Acquiring Funds will be in effect on the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

 7.1 With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Funds, to consummate the transactions provided for herein and the effectiveness of the Reorganizations shall be subject, at the Acquiring Funds’ election, to the performance by the Target Entity and the Target Funds of all of the obligations to be performed by it hereunder on or before the Effective Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Date, with the same force and effect as if made on and as of the Effective Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Effective Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Effective Date, to the effect that the representations and warranties of or with respect to the Target Funds made in this Agreement are true and correct in all material respects at and as of the Effective Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Target Entity, on behalf of the applicable Target Fund, shall have delivered to the Acquiring Entity (i) the items listed in clauses (1), (2), and (4) of Section 5.1(f) hereof and  (ii) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Funds, on or before the Effective Date;

(f) The Acquiring Entity shall have received a favorable opinion of Morgan Lewis & Bockius, LLP, counsel to the Target Entity, dated the Effective Date and in a form satisfactory to the Acquiring Entity, to the following effect:

(i) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Target Funds’ properties and assets and to carry on its business as presently conducted. Each Target Fund has been established as a separate series of the Target Entity under the Amended and Restated Agreement and Declaration of Trust of the Target Entity;

(ii) This Agreement has been duly authorized, executed and, to such counsel’s knowledge, delivered by the Target Entity, on behalf of the Target Funds, and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity, on behalf of the Target Funds, in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium or other similar laws relating to or affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws;

(iv) The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission under the 1940 Act is in full force and effect; and

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained by the Target Entity in order to consummate the transactions contemplated by this Agreement except such as have been obtained; and

(g) In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Effective Date with respect to the Target Funds or the Acquiring Funds, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

 8.1 The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1. The consummation of one Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

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 8.2 On the Effective Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

 8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

 8.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

 8.5 With respect to each Reorganization, the Target Entity (on behalf of the applicable Target Fund) and the Acquiring Entity (on behalf of the corresponding Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon, in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.5 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Target Entity and the Acquiring Entity agree that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9. FEES AND EXPENSES

 9.1 The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

 9.2 Except as may be otherwise agreed to between ARI and Tortoise, Tortoise and ARI will each bear fifty percent (50%) of the expenses relating to the Reorganization  including, but not limited to: (1) the external legal costs of the Target Funds, of the Acquiring Funds, and of the Independent Trustees of the Target Funds and the Acquiring Funds relating to the Reorganization; (2) the external legal, printing and mailing costs associated with providing the supplement to the prospectus of the Target Funds notifying shareholders of board approval of this Agreement; (3) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (4) the fees charged by the Target Funds’ independent registered public accountants for services related to the Reorganization; (5) the fees charged by the Acquiring Funds’ transfer agent for services relating to the Reorganization, including printing, mailing and imaging; (6) solicitation by proxy of approval of the Reorganization by the Target Fund Shareholders, including printing, mailing, and solicitation and tabulation of shareholder votes; (7) external legal costs associated with an opinion of counsel issued to both the Target Funds and the Acquiring Funds regarding the qualification of the Reorganization as a tax-free reorganization; and (8) all necessary taxes in connection with the Reorganization, including all applicable Federal, state and foreign stock transfer stamps. The parties hereto agree to effectuate the Reorganization in a manner designed to minimize actual costs incurred.

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9.3 At the Closing, each of ARI and Tortoise shall pay the estimated expenses of the Reorganization to be paid by it pursuant to paragraph 9.2, and any remaining balance shall be paid by ARI and Tortoise within thirty (30) days after the Closing.

10. COOPERATION AND EXCHANGE OF INFORMATION

Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and the Acquiring Funds for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.

If applicable, the Acquiring Funds shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Funds’ operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11. INDEMNIFICATION

11.1 Tortoise agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees and the Target Funds from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers or the Target Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2 ARI agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees and the Acquiring Funds from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

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12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

 12.1 Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

 12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Acquiring Entity and the Target Entity; (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before December 31, 2019, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity; or (vi) after a determination by the Acquiring Entity’s or the Target Entity’s board of trustees that the consummation of the transactions contemplated herein is not in the best interest of the party, and giving notice to the other party hereto. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. However, a termination pursuant to this provision shall not relieve the parties of their obligations pursuant to Section 9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

14. AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of Target Fund Shareholders pursuant to paragraph 5.1(c) of this Agreement, no such amendment may have the effect of changing any provisions to the detriment of such shareholders.

15. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

 15.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

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 15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

 15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

 15.4 This agreement may be executed in any number of counterparts, each of which shall be considered an original.

 15.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Funds, as provided in the Target Entity’s Amended and Restated Agreement and Declaration of Trust and By-Laws, or the Acquiring Funds, as provided in their respective organizational documents, as applicable; and (b) the other parties. The execution and delivery of this Agreement have been authorized by the trustees of the Target Entity and the Acquiring Entity on behalf of the Target Funds and Acquiring Funds, respectively, and signed by authorized officers of the Target Entity and Acquiring Entity, acting as such.  Such authorization by such trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Funds or Target Funds.

 15.6 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

 15.7 Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

 15.8 A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.9 Each party specifically acknowledges and agrees that any liability under this Agreement with respect to an Acquiring Fund or a Target Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund or a Target Fund, shall be discharged only out of the assets of that Acquiring Fund or Target Fund, and that no other series of the Acquiring Entity or the Target Entity shall be liable with respect thereto.

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16. CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

17. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

Investment Managers Series Trust
235 West Galena Street
Milwaukee, Wisconsin 53212
Attn.: Constance Dye Shannon

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WITH A COPY TO:

Laurie Anne Dee
Morgan, Lewis & Bockius, LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
Attn.: Thomas Bausch

WITH A COPY TO:

Michael P. O’Hare
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

FOR TORTOISE:

Tortoise Capital Advisors, L.L.C.
11550 Ash Street, Suite 300
Leawood, Kansas 66211
Attn.:

FOR ARI:

Advisory Research, Inc.
Two Prudential Plaza, 180 North Stetson Avenue
Chicago, Illinois 60601
Attn.:

WITH A COPY TO:

Piper Jaffray Companies
800 Nicolet Mall, J12NLE
Minneapolis, Minnesota 55402
Attn.: Laura Moret

[SIGNATURE PAGE FOLLOWS]

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AGREEMENT AND PLAN OF REORGANIZATION

SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

INVESTMENT MANAGERS SERIES TRUST,
on behalf of its series
ADVISORY RESEARCH MLP & ENERGY INCOME FUND
ADVISORY RESEARCH MLP & ENERGY INFRASTRUCTURE FUND

By:
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
TORTOISE MLP & ENERGY INCOME FUND
TORTOISE MLP & ENERGY INFRASTRUCTURE FUND

By:
Name:
Title:

TORTOISE CAPITAL ADVISORS, L.L.C., solely for the purposes of Sections 1.1(g), 9.2 and 11.1 of this Agreement

By:
Name:
Title:

ADVISORY RESEARCH, INC., solely for the purposes of Sections 1.1(f), 1.1(g), 9.2 and 11.2 of this Agreement

By:
Name:
Title:

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AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund (Share Class	Corresponding Acquiring Fund (Share Class)
Advisory Research MLP & Energy Income Fund (Class A) (Class C) (Class I)	Tortoise MLP & Energy Income Fund (A Class) (C Class) (Institutional Class)
Advisory Research MLP & Energy Infrastructure Fund (Class I)	Tortoise MLP & Energy Infrastructure Fund (Institutional Class)

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AGREEMENT AND PLAN OF REORGANIZATION

SCHEDULE 8.5

TAX OPINION

(i) The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of its corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of its corresponding Target Fund pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of each Asset of the Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such Asset to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

(vi) The holding period of each Asset of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the shareholder’s holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

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(x) The taxable year of the Target Fund will not end as a result of the Reorganization. For the purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

 Notwithstanding anything to the contrary herein, we express no opinion as to the effect of the Reorganization on the Target Funds, the Acquiring Funds or any Target Fund shareholders with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code or any contract described in Section 1256(b) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes upon the transfer of such asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

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Exhibit C

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total return figures represent the percentage that an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended May 31, 2019, the financial information for the period shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

Advisory Research MLP & Energy Income Fund
Class A
Per share operating performance.
For a capital share outstanding throughout each period.

	For the 6 months ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.56	$8.57	$9.87	$9.35	$13.93	$12.44
Income from Investment Operations:
Net investment income1	0.07	0.06	0.09	0.20	0.21	0.18
Net realized and unrealized gain (loss)	0.20	(0.36)	(0.69)	1.04	(4.10)	2.18
Total from investment operations	0.27	(0.30)	(0.60)	1.24	(3.89)	2.36

Less distributions:
From net investment income	(0.36)	(0.42)	(0.16)	(0.24)	(0.21)	(0.09)
From net realized gain	–	–	–	–	–	(0.53)
From return of capital	–	(0.29)	(0.54)	(0.48)	(0.48)	(0.25)
Total distributions	(0.36)	(0.71)	(0.70)	(0.72)	(0.69)	(0.87)

Redemption fee proceeds1	–2	–2	–2	–2	–2	–2

Net asset value, end of period	$7.47	$7.56	$8.57	$9.87	$9.35	$13.93

Total return3	3.62%4	(3.95%)	(6.26%)	14.74%	(28.82%)	19.05%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$54,372	$55,436	$62,135	$54,418	$82,726	$86,863

Ratio of expenses to average net assets:
Before fees waived/recovered	1.41%5	1.41%	1.39%	1.40%	1.40%	1.40%
After fees waived/recovered	1.41%5	1.41%	1.39%	1.40%	1.40%	1.43%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.89%5	0.74%	0.98%	2.36%	1.68%	1.30%
After fees waived/recovered	1.89%5	0.74%	0.98%	2.36%	1.68%	1.27%

Portfolio turnover rate	36%4	55%	30%	65%	37%	38%

1.	Calculated based on average shares outstanding for the period.
2.	Amount represents less than $0.01 per share.
3.
Total returns would have been lower/higher had expenses not been waived/recovered by the predecessor investment adviser. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a CDSC of 1.00% on certain shares sold within 18 months. If the sales charges were included, total returns would be lower.

4.	Not annualized.
5.	Annualized.
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Advisory Research MLP & Energy Income Fund
Class C
Per share operating performance.
For a capital share outstanding throughout each period

	For the 6 months ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.59	$8.60	$9.90	$9.37	$13.96	$12.46
Income from Investment Operations:
Net investment income[1]	0.04	–[2]	0.02	0.14	0.12	0.07
Net realized and unrealized gain (loss)	0.19	(0.37)	(0.69)	1.04	(4.12)	2.18
Total from investment operations	0.23	(0.37)	(0.67)	1.18	(4.00)	2.25

Less distributions:
From net investment income	(0.33)	(0.38)	(0.14)	(0.21)	(0.17)	–[2]
From net realized gain	–	–	–	–	–	(0.53)
From return of capital	–	(0.26)	(0.49)	(0.44)	(0.42)	(0.22)
Total distributions	(0.33)	(0.64)	(0.63)	(0.65)	(0.59)	(0.75)

Redemption fee proceeds[1]	–[2]	–[2]	–[2]	–[2]	–[2]	–[2]

Net asset value, end of period	$7.49	$7.59	$8.60	$9.90	$9.37	$13.96

Total return[3]	3.07%[4]	(4.64%)	(6.95%)	13.89%	(29.40%)	18.12%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$52,442	$55,341	$68,541	$92,873	$98,460	$115,033

Ratio of expenses to average net assets:
Before fees waived/recovered	2.16%[5]	2.16%	2.14%	2.15%	2.15%	2.15%
After fees waived/recovered	2.16%[5]	2.16%	2.14%	2.15%	2.15%	2.18%
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.14%[5]	(0.01%)	0.23%	1.61%	0.93%	0.55%
After fees waived/recovered	1.14%[5]	(0.01%)	0.23%	1.61%	0.93%	0.52%

Portfolio turnover rate	36%	55%	30%	65%	37%	38%

1.	Calculated based on average shares outstanding for the period.
2.	Amount represents less than $0.01 per share.
3.
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included, total returns would be lower.

4.	Not annualized.
5.	Annualized.

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Advisory Research MLP & Energy Income Fund
Class I
Per share operating performance.
For a capital share outstanding throughout each period.

	For the 6 months ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.43	$8.42	$9.70	$9.20	$13.70	$12.24
Income from Investment Operations:
Net investment income[1]	0.08	0.08	0.11	0.23	0.24	0.21
Net realized and unrealized gain (loss)	0.19	(0.35)	(0.68)	1.01	(4.03)	2.14
Total from investment operations	0.27	(0.27)	(0.57)	1.24	(3.79)	2.35

Less distributions:
From net investment income	(0.37)	(0.43)	(0.16)	(0.25)	(0.22)	(0.11)
From net realized gain	–	–	–	–	–	(0.53)
From return of capital	–	(0.29)	(0.55)	(0.49)	(0.49)	(0.25)
Total distributions	(0.37)	(0.72)	(0.71)	(0.74)	(0.71)	(0.89)

Redemption fee proceeds[1]	–[2]	–[2]	–[2]	–[2]	–[2]	–[2]

Net asset value, end of period	$7.33	$7.43	$8.42	$9.70	$9.20	$13.70

Total return[3]	3.60%[4]	(3.66%)	(6.03%)	14.93%	(28.59%)	19.32%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$722,338	$748,415	$735,670	$733,365	$592,034	$594,964

Ratio of expenses to average net assets:
Before fees waived/recovered	1.16%[5]	1.16%	1.14%	1.15%	1.15%	1.15%
After fees waived/recovered	1.16%[5]	1.16%	1.14%	1.15%	1.15%	1.18%
Ratio of net investment income to average net assets:
Before fees waived/recovered	2.14%[5]	0.99%	1.23%	2.61%	1.93%	1.55%
After fees waived/recovered	2.14%[5]	0.99%	1.23%	2.61%	1.93%	1.52%

Portfolio turnover rate	36%[4]	55%	30%	65%	37%	38%

1. Calculated based on average shares outstanding for the period.
2. Amount represents less than $0.01 per share.
3. Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Not annualized.
5. Annualized.

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Advisory Research MLP & Energy Infrastructure Fund
Class I

Per share operating performance.
For a capital share outstanding throughout each period

	For the 6 months ended May 31, 2019 (Unaudited)	For the Year Ended November 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.24	$8.23	$9.51	$9.31	$13.97	$12.45
Income from Investment Operations:
Net investment income[1]	0.09	0.11	0.13	0.25	0.26	0.23
Net realized and unrealized gain (loss)	0.22	(0.38)	(0.69)	0.68	(4.20)	2.23
Total from investment operations	0.31	(0.27)	(0.56)	0.93	(3.94)	2.46

Less distributions:
From net investment income	(0.37)	(0.48)	(0.27)	(0.25)	(0.20)	(0.40)
From net realized gain	-	-	-	-	-	(0.37)
From return of capital	-	(0.24)	(0.45)	(0.48)	(0.52)	(0.17)
Total distributions	(0.37)	(0.72)	(0.72)	(0.73)	(0.72)	(0.94)

Redemption fee proceeds[1]	–[2]	–[2]	–[2]	–[2]	–[2]	–

Net asset value, end of period	$7.18	$7.24	$8.23	$9.51	$9.31	$13.97

Total return[3]	4.24%[4]	(3.71%)	(6.13%)	11.45%	(29.18%)	20.18%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$154,929	$265,892	$328,540	$432,631	$429,246	$167,417

Ratio of expenses to average net assets:
Before fees waived/recovered	0.92%[5]	0.93%	0.90%	0.90%	0.94%	1.18%
After fees waived/recovered	0.92%[5]	0.93%	0.90%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recovered	2.38%[5]	1.32%	1.42%	3.01%	2.23%	1.49%
After fees waived/recovered	2.38%[5]	1.32%	1.42%	2.97%	2.17%	1.67%

Portfolio turnover rate	43%[4]	73%	28%	71%	29%	34%

1. Calculated based on average shares outstanding for the period.
2. Amount represents less than $0.01 per share.
3. Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Not Annualized.
5. Annualized.

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Exhibit D

Form of New Investment Advisory Agreement

INVESTMENT ADVISORY AGREEMENT
BETWEEN
INVESTMENT MANAGERS SERIES TRUST
AND
TORTOISE CAPITAL ADVISORS, L.L.C.

THIS INVESTMENT ADVISORY AGREEMENT (the “Agreement”), dated as of _____________, 2019, is entered into by and between Investment Managers Series Trust, a Delaware statutory trust (the “Trust”), on behalf of its series listed in Appendix A, as amended from time to time (each a “Fund”), and Tortoise Capital Advisors, L.L.C., a Delaware limited liability company (the “Advisor”).

WHEREAS, the Advisor has agreed to furnish investment advisory services to each Fund, each a series of the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, this Agreement has been approved in accordance with the provisions of the 1940 Act, and the Advisor is willing to furnish such services upon the terms and conditions herein set forth;

NOW, THEREFORE, in consideration of the mutual premises and covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is agreed by and between the parties hereto as follows:

1. In General.  The Advisor agrees, all as more fully set forth herein, to act as investment advisor to each Fund with respect to the investment of the Fund’s assets and to supervise and arrange for the purchase and sale of securities or other assets held by the Fund.

2. Duties and Obligations of the Advisor with Respect to Investment of Assets of each Fund.

(a) Subject to the succeeding provisions of this section and subject to the direction and control of the Trust’s Board of Trustees (the “Board” or the “Trustees”), the Advisor shall (i) act as investment advisor for and supervise and manage the investment and reinvestment of each Fund’s assets and, in connection therewith, have complete discretion in purchasing and selling securities and other assets for the Fund and in voting, exercising consents and all other rights pertaining to such securities and other assets, if any, on behalf of the Fund; (ii) supervise the investment program of the Fund and the composition of its investment portfolio; (iii) arrange, subject to the provisions of paragraph 3 hereof, for the purchase and sale of securities and other assets held in the investment portfolio of the Fund; (iv) furnish to the Board and/or the officers of the Trust such reports and statements and other information relating to a  Fund’s investment performance and investment mandate compliance as the Trustees or officers may reasonably request; and (v) furnish the Trust with such other documents and information as the Trustees or officers of the Trust may from time to time reasonably request.

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(b) In performing its duties under this Section 2 with respect to a Fund, the Advisor may choose to delegate some or all of its duties and obligations under this Agreement to one or more investment sub-advisors.  If the Advisor chooses to do so, such delegation may include but is not limited to delegating the voting of proxies relating to the Fund’s portfolio securities in accordance with the proxy voting policies and procedures of such investment sub-advisor; provided, however, that any such delegation shall be pursuant to an agreement with terms agreed upon by the Trust and approved in a manner consistent with the 1940 Act; and provided, further, that no such delegation shall relieve the Advisor from its duties and obligations of management and supervision of the management of the Fund’s assets pursuant to this Agreement and to applicable law.  If the Advisor delegates any of its duties and obligations under this Agreement with respect to a Fund to one or more investment sub-advisors, then subject to the requirements of the 1940 Act and the rules and regulations thereunder, prior approval of the Board and any exemptive relief provided by the Securities and Exchange Commission (the “SEC”), the Advisor shall have: (i) overall supervisory responsibility for the general management and investment of the Fund’s assets; (ii) full discretion to select new or additional investment sub-advisors for the Fund; (iii) full discretion to enter into and materially modify existing sub-advisory agreements with investment sub-advisors; (iv) full discretion to terminate and replace any investment sub-advisor; and (v) full investment discretion to make all determinations with respect to the investment of the Fund’s assets not then managed by an investment sub-advisor.  In connection with the Advisor’s responsibilities with respect to any sub-advised Fund, the Advisor shall (x) assess the Fund’s investment focus and investment strategy for each sub-advised portfolio of the Fund; (y) perform diligence on and monitor the investment performance and adherence to compliance procedures of each investment sub-advisor providing services to the Fund; and (z) seek to implement decisions with respect to the allocation and reallocation of the Fund’s assets among one or more current or additional investment sub-advisors from time to time, as the Advisor deems appropriate, to enable the Fund to achieve its investment goals.  In addition, the Advisor shall monitor compliance by each investment sub-advisor of a Fund with the investment objectives, policies and restrictions of the Fund, and review and periodically report to the Board on the performance of each investment sub-advisor.

3. Covenants.  In the performance of its duties under this Agreement, the Advisor:

(a) shall at all times conform to, and act in accordance with, any requirements imposed by:  (i) the provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and all applicable Rules and Regulations of the SEC; (ii) any other applicable provision of Federal law; (iii) the provisions of the Agreement and Declaration of Trust and By-Laws of the Trust, as such documents are amended from time to time; (iv) the investment objectives and policies of each Fund as set forth in its Registration Statement on Form N-1A; and (v) compliance policies and procedures of the Trust adopted by the Board;

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(b) will, with respect to each Fund’s assets not managed by an investment sub-advisor, place purchase or sale orders either directly with the issuer or with any broker or dealer.  Subject to the other provisions of this paragraph, in placing orders with brokers and dealers, the Advisor will, subject to its duty to seek best execution, attempt to obtain the best price and the most favorable execution of its orders.  In placing orders, the Advisor will consider the experience and skill of the broker or dealer, as well as the firm’s reputation for financial responsibility and administrative efficiency.  Consistent with this obligation, the Advisor may select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Advisor.  Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor hereunder.  A commission paid to a broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.  In no instance, however, will the Fund’s securities be purchased from or sold to the Advisor, or any affiliated person thereof, except to the extent permitted by the SEC or by applicable law;

(c) will treat confidentially and as proprietary information of each Fund all records and other information relative to the Fund, and the Fund’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld when the Advisor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund;

(d) will maintain errors and omissions insurance in an amount at least equal to that disclosed to the Board of Trustees in connection with its approval of this Agreement;

(e) will supply such information to the Trust’s co-administrators and permit such compliance inspections by the Trust’s co-administrators as shall be reasonably necessary to permit the co-administrators to satisfy their obligations and respond to the reasonable requests of the Board of Trustees, including without limitation full copies of all letters received by the Advisor during the term of this Agreement from the staff of the U.S. Securities and Exchange Commission regarding its examination of the activities of the Advisor; and

(f) will use its best efforts to assist the Trust and each Fund in implementing the Trust’s disclosure controls and procedures, and will from time to time provide the Trust a written assessment of its compliance policies and procedures that is reasonably acceptable to the Trust to enable the Trust to fulfill its obligations under Rule 38a-1 under the 1940 Act.

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4. Services Not Exclusive.  Nothing in this Agreement shall prevent the Advisor, nor any officer, employee or affiliate thereof, from acting as investment advisor or investment sub-advisor for any other person, firm or corporation, including any other investment company or pooled investment vehicle, or from engaging in any other lawful activity, and shall not in any way limit or restrict the Advisor or any of its officers, employees, affiliates or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Advisor will undertake no activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement.

5. Books and Records.  In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Advisor hereby agrees that all records which it maintains for each Fund are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust’s request.  The Advisor further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.  Notwithstanding anything in this Agreement to the contrary, and to the extent permitted by applicable law, the Advisor may maintain copies of any such records, including the performance records of each Fund, and the Advisor may use such performance records to promote its services to other accounts, including other fund accounts.

6. Agency Cross and Rule 17a-7 Transactions.  From time to time, the Advisor or brokers or dealers affiliated with it may find themselves in a position to buy for certain of their brokerage clients (each an “Account”) securities which the Advisor’s investment advisory clients wish to sell, and to sell for certain of their brokerage clients securities which advisory clients wish to buy.  The Advisor or the affiliated broker or dealer cannot participate in this type of transaction (known as a cross transaction) on behalf of an advisory client and retain commissions from one or both parties to the transaction without the advisory client’s consent.  This prohibition exists because when the Advisor makes an investment decision  on behalf of an advisory client (in contrast to a brokerage client that makes its own investment decisions), and the Advisor or an affiliate is receiving commissions from both sides of the transaction, there is a potential conflicting division of loyalties and responsibilities on the Advisor’s part regarding the advisory client.  The SEC has adopted a rule under the Advisers Act which permits the Advisor or its affiliates to participate on behalf of an Account in agency cross transactions if the advisory client has given written consent in advance.  By execution of this Agreement, the Trust authorizes the Advisor or its affiliates to participate in agency cross transactions involving an Account provided that the  Advisor agrees that it will not arrange purchases or sales of securities between a Fund and an Account advised by the Advisor unless (a) the purchase or sale is in accordance with applicable law (including Rule17a-7 under the 1940 Act) and the Trust’s policies and procedures, (b) the Advisor determines that the purchase or sale is in the best interests of the Fund, and (c) the Trust’s Chief Compliance Officer has approved these transactions.  The Trust may revoke its consent at any time by written notice to the Advisor.

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7. Expenses.  During the term of this Agreement, each Fund will bear all expenses not expressly assumed by the Advisor incurred in the operation of the Fund and the offering of its shares.  Without limiting the generality of the foregoing:

(a) Each Fund shall pay (i) fees payable to the Advisor pursuant to this Agreement; (ii) the cost (including brokerage commissions, transaction fees or charges, if any) incurred in connection with purchases and sales of the Fund’s portfolio securities and other investments and any losses in connection therewith; (iii) expenses of organizing the Fund; (iv) filing fees and expenses, if any, relating to registering and qualifying and maintaining the registration and qualification of the Fund’s shares for sale under federal and state securities laws; (v) the Fund’s proportionate share of compensation, fees and reimbursements paid to the Trustees who are not “interested persons” of the Trust or of the Advisor and compensation payable to the chief compliance officer of the Trust and other officers of the Trust not otherwise affiliated with the Trust or the Advisor; (vi) fees or expenses of custodians, transfer agents, registrars, independent pricing vendors or other service providers (except sub-advisors); (vii) legal and accounting expenses, including expenses of independent legal counsel, if any, for the Trust’s non-interested Trustees; (viii) all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; (ix) cost of certificates, if any, and delivery to purchasers; (x) expenses of preparing and filing reports with federal and state regulatory authorities; (xi) the Fund’s share of expenses of shareholder meetings, meetings of the Board or any committee thereof, and other meetings of the Trust; (xii) expenses of preparing, printing and distributing proxy statements relating to the Fund (unless otherwise agreed to by the Trust and the Advisor); (xiii) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (xiv) any costs, expenses or losses arising out of any liability of or claim for damage or other relief asserted against the Fund for violation of any law; (xv) expenses of preparing, typesetting, printing and distributing prospectuses and statements of additional information relating to the  Fund and any supplements thereto, and reports, statements, notices and dividends to the Fund’s shareholders (except that, if such prospectus, statement of additional information, supplement thereto, report, statement or notice related to series of the Trust other than the Fund, then the Fund shall be responsible for only its proportionate share of such expenses); (xvi) shareholder servicing fees; (xvii) interest; (xviii) governmental fees; (xix) costs, including interest expenses and loan commitment fees, of borrowing money; (xx) website costs, if any, relating to the Fund; (xxi)  audit fees; and (xxiii) the Fund’s proportionate share of litigation expenses of the Trust (that relate to the Fund) and any non-recurring or extraordinary expenses as may arise that relate to the Fund, including, without limitation, expenses relating to the Trust’s obligation to indemnify others; and

(b) the Advisor shall pay all expenses incurred by it in the performance of its duties under this Agreement, including all costs and expenses of its employees and any overhead incurred in connection with its duties hereunder, and all fees of any sub-advisors it retains for the Fund pursuant to Section 2(b).

8. Compensation of the Advisor.  Each Fund agrees to pay to the Advisor and the Advisor agrees to accept as compensation for all services rendered by the Advisor pursuant to this Agreement, a fee accrued daily and paid monthly in arrears at an annual rate listed in Appendix A with respect to the Fund’s average daily net assets.  For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30 or 31 days, as the case may be.  The fee payable to the Advisor under this Agreement may be reduced to the extent required by any expense limitation agreement.  The Advisor may voluntarily absorb certain Fund expenses or waive all or a portion of its fee pursuant to such a written expense limitation agreement.

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9. Advisor’s Liability.  The Advisor shall have responsibility for the accuracy and completeness (and liability for the lack thereof) of the statements in each Fund’s offering materials (including the prospectus, the statement of additional information, and advertising and sales materials except for information supplied by the co-administrators or the Trust or another third party for inclusion therein.  The Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor or by the Trust, including the Fund and any other series, in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the Advisor’s part in the performance of its duties or from reckless disregard by it of its duties under this Agreement.

10. Duration and Termination.

(a) This Agreement shall become effective with respect to each Fund as of the date hereof and shall terminate with respect to the Fund 150 days after such effective date unless it has been approved by a majority of the Fund’s shareholders prior to such termination date (such period preceding such termination or Fund shareholder approval, the “Interim Period”); provided, however, that the term of this Agreement may be extended if permitted by regulatory or other action by the SEC or its staff.  If this Agreement is so approved by a majority of the Fund’s shareholders, then unless sooner terminated with respect to the Fund as provided herein, this Agreement shall continue in effect with respect to the Fund until the second anniversary hereof. Thereafter, if not terminated, this Agreement shall continue in effect with respect to the Fund for successive periods of 12 months, provided that such continuance is specifically approved at least annually by both (i) the vote of a majority of the Trust’s Board or the vote of a majority of the outstanding voting securities of the Fund at the time outstanding and entitled to vote, and (ii) the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval.

(b) During the Interim Period, the compensation earned under this Agreement will be held in an interest-bearing escrow account with the Fund's custodian. If a majority of the Fund's outstanding voting securities approve this Agreement with respect to the Fund by the end of the 150-day period following the effective date of this Agreement, the amount in such escrow account (including interest earned) will be paid to the Advisor.  If a majority of the Fund’s outstanding voting securities do not approve this Agreement during such 150-day period, the Advisor will be paid, out of the escrow account, the lesser of (i) any costs incurred by the Advisor in performing its duties pursuant to this Agreement with respect to the Fund during the Interim Period (plus interest earned on that amount while in escrow), and (ii) the total amount in the escrow account (plus interest earned).

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 This Agreement may be terminated by the Trust at any time as to a Fund, without the payment of any penalty, upon giving the Advisor 60 days’ notice (which notice may be waived by the Advisor), provided that such termination by the Trust shall be directed or approved by the vote of a majority of the Trustees of the Trust in office at the time or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding and entitled to vote, or by the Advisor on 60 days’ written notice (which notice may be waived by the Trust).  Notwithstanding the foregoing, during the Interim Period the Trust’s Board of Trustees or a majority of the outstanding voting securities of the Fund may terminate this Agreement at any time, without the payment of any penalty, on ten days’ written notice to the Advisor.  This Agreement will also immediately terminate in the event of its assignment.  (As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested person” and “assignment” shall have the same meanings of such terms in the 1940 Act.)

11. Notices.  Any notice under this Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of such notice and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such notice is mailed first class postage prepaid.

12. Amendment of this Agreement.  This Agreement may only be amended by an instrument in writing signed by the parties hereto.  Any amendment of this Agreement shall be subject to the 1940 Act.

13. Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware for contracts to be performed entirely therein without reference to choice of law principles thereof and in accordance with the applicable provisions of the 1940 Act.

14. Use of the Names of the Fund.  The Advisor has consented to the use by each Fund of the name or identifying word “Tortoise” in the name of the Fund.  Such consent is conditioned upon the employment of the Advisor as the investment advisor to the Fund.  The name or identifying word “Tortoise” may be used from time to time in other connections and for other purposes by the Advisor and any of its affiliates.  The Advisor may require any Fund to cease using “Tortoise” in the name of the Fund and in connection with the Fund’s operations if the Fund ceases to employ, for any reason, the Advisor, any successor thereto or any affiliate thereof as investment advisor.

15. Additional Limitation of Liability.  The parties hereto are expressly put on notice that a Certificate of Trust, referring to the Trust’s Agreement and Declaration of Trust (the “Certificate”), is on file with the Secretary of the State of Delaware.  The Certificate was executed by a trustee of the Trust on behalf of the Trust as trustee, and not individually, and, as provided in the Trust’s Agreement and Declaration of Trust, the obligations of the Trust are not binding on the Trust’s trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust, or the particular series in question, as the case may be. Further, the liabilities and obligations of any series of the Trust shall be enforceable only against the assets belonging to such series, and not against the assets of any other series.

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16. Miscellaneous.  The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.  This Agreement shall be binding on, and shall inure to the benefit of the parties hereto and their respective successors.

17. Counterparts.  This Agreement may be executed in counterparts by the parties hereto, each of which shall constitute an original counterpart, and all of which, together, shall constitute one Agreement.

IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers, all as of the day and the year first above written.

THE TRUST: INVESTMENT MANAGERS SERIES TRUST on behalf of each Fund

By:
Name: Rita Dam
Title: Treasurer

THE ADVISOR: TORTOISE CAPITAL ADVISORS, L.L.C.

By:
Name:
Title:

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Appendix A

Fund	Advisor Fee	Effective Date

Tortoise MLP & Energy Infrastructure Fund	0.75%	___________

Tortoise MLP & Energy Income Fund	1.00%	___________

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STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Tortoise MLP & Energy Income Fund
Tortoise MLP & Energy Infrastructure Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

Relating to the November 6, 2019 Special Joint Meeting of Shareholders of:
Advisory Research MLP & Energy Income Fund
Advisory Research MLP & Energy Infrastructure Fund
each a series of Investment Managers Series Trust

September 16, 2019

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated September 16, 2019, relating specifically to the Special Joint Meeting of Shareholders of the Advisory Research MLP & Energy Income Fund and Advisory Research MLP & Energy Infrastructure Fund to be held on November 6, 2019 (the “Proxy Statement/Prospectus”).  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Funds at 888-665-1414 or by sending an e-mail request to requestinfo@advisoryresearch.com.

1

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PAGE
GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION	3
PRO FORMA FINANCIAL INFORMATION	3

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2

GENERAL INFORMATION

Target Funds (series of Investment Managers Series Trust)	Acquiring Funds (series of Managed Portfolio Series)
Advisory Research MLP & Energy Income Fund	Tortoise MLP & Energy Income Fund
Advisory Research MLP & Energy Infrastructure Fund	Tortoise MLP & Energy Infrastructure Fund

This Statement of Additional Information relates to: (a) the transfer of all of the assets of each Target Fund to the corresponding Acquiring Fund in exchange for (i) shares of the corresponding Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Target Fund, and (ii) the corresponding Acquiring Fund’s assumption of all of the liabilities of the Target Fund; followed by (b) the liquidating distribution by the Target Fund to its shareholders of the shares of the corresponding Acquiring Fund received in the exchange in proportion, on a class-by-class basis, to the shareholders’ respective holdings shares of the corresponding class of the Target Fund (the “Reorganization”).  Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Funds are newly formed series of Managed Portfolio Series (the “Acquiring Trust”), the Acquiring Funds have not published an annual or semi-annual report to shareholders.  This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•	Statement of Additional Information dated April 1, 2019 for the Target Funds (the “Target Funds SAI”) (File No. 811-21719)

•	Statement of Additional Information dated September 13, 2019 for the Acquiring Funds (“Acquiring Funds SAI”) (File No. 811-22525)

•
The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended November 30, 2018 (“Target Funds Annual Report”).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Target Funds Annual Report are incorporated herein by reference and no other parts of the Target Funds Annual Report are incorporated by reference.

•
The Target Funds’ unaudited financial statements included in the Target Funds Semi-Annual Report to Shareholders for the fiscal period ended May 31, 2019 (the “Target Funds Semi-Annual Report”) (File No. 811-09038).  Only the financial statements included in the Target Funds Semi-Annual Report are incorporated herein by reference and no other part of the Semi-Annual Report is incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

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3

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into a corresponding Acquiring Fund.  Pro forma financial information has not been prepared for the Reorganization of the Target Funds because the corresponding Acquiring Funds are newly organized shell series with no assets (other than seed capital) or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Target Funds.  The Target Funds will be the accounting survivors of the Reorganization.

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